UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22448

American Funds Tax-Exempt Fund of New York

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2016

Steven I. Koszalka

American Funds Tax-Exempt Fund of New York

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Semi-annual reports for the six months
ended January 31, 2016

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide you with a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide you with a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide you with a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Each fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2015 (the most recent calendar quarter-end) and the total annual fund operating expense ratios as of the prospectus dated October 1, 2015:

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime*	expense ratios

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	–2.05%	0.70%	1.34%	0.58%
Limited Term Tax-Exempt Bond Fund of America	–1.12	2.62	3.15	0.57

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	–0.75	4.91	4.00	0.54
American High-Income Municipal Bond Fund	0.46	6.79	4.34	0.68
The Tax-Exempt Fund of California	–0.47	5.73	4.27	0.62
American Funds Tax-Exempt Fund of New York	–0.90	4.54	3.71	0.72

*	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10. All other funds reflect 10-year results.

For other share class results, visit americanfunds.com.

The 10-year investment result for American Funds Short-Term Tax-Exempt Bond Fund includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. Investment results reflect the reimbursement, without which the results would have been lower. This reimbursement will be in effect through at least September 30, 2016, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

A summary of each fund’s 30-day yield can be found on page 3.

Fellow investors:

We are pleased to present you with this semi-annual report for American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York. This report covers the period from August 1, 2015, through January 31, 2016.

Municipal bond prices advanced steadily throughout the first half of the funds’ fiscal year, as investors began to shift their focus from an impending increase in U.S. interest rates to geopolitical conflicts, slowing global growth and falling energy prices. Against this backdrop, all six funds delivered solid gains. Total returns ranged from 0.69% for American Funds Short-Term Tax-Exempt Bond Fund to 4.23% for American High-Income Municipal Bond Fund. (See pages 4 through 9 for fund specific results and information.)

Economic and market overview

Municipal bond market returns were broadly positive over the reporting period. In fact, January marked the seventh consecutive month of gains for the Barclays Municipal Bond Index, a broad measure of the investment-grade (bonds rated BBB/Baa and above) municipal market.

This strength could be attributed to a number of factors. Equity markets were volatile. The unmanaged Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, slid 6.77% for the six months ended January 31, 2016. Uneasy investors turned to higher quality fixed-income securities for their potential to provide relative stability. The yield on 10-year U.S. Treasury bonds fell from 2.20% on July 31, 2015, to 1.94% at the close of the period. Tax-exempt bonds also benefitted from the flight to quality, as the broader municipal market delivered stronger returns than Treasuries. The Barclays Municipal Bond Index was up 3.66%, compared to a 2.11% gain for the Barclays U.S. Treasury Index.

China’s economic woes and record-low oil prices did have an adverse impact on some areas of the taxable bond market, particularly among high-yield taxable bonds. However, this was not the case in the tax-exempt bond market. In fact, the current low cost of oil can be helpful to some areas of the tax-exempt market. Consider, for example, revenue bonds supporting toll roads and bridges, which benefit as greater numbers of drivers take advantage of lower gas prices.

Strong inflows into municipal bond mutual funds and relatively low issuance also facilitated an increase in bond prices. Broadly speaking, the fiscal health of municipal issuers continues to improve with a few exceptions, most notably Puerto Rico. Recently, government officials indicated that principal and interest payments on some bonds may be suspended so that essential services will not be jeopardized. We remind investors that Puerto Rico’s unique

American Funds Tax-Exempt Funds	1

challenges have little bearing on the health of the thousands of other issuers in the diverse municipal bond market.

After maintaining the federal funds rate near 0% since 2006, the Federal Reserve in December increased it to a target range of .25% to .50%. Investors had been anticipating this move for several months. As such, there was little immediate impact on the bond markets.

In general, municipal bonds of lower credit quality outgained those of higher rated issuers, and longer term bonds tended to outpace those with shorter maturities. Given the moderate growth of the U.S. economy and the Fed’s anticipated rate hike last December, most of the funds covered in this report took a conservative stance, maintaining relatively short duration positions over the six months. While we are pleased with the funds’ overall results and how the funds are positioned going into the second half of the year, this conservative approach proved to be a drag on returns in relative terms.

Looking ahead

The factors that have triggered greater volatility in equity markets and some areas of the taxable bond market play a much smaller role in the municipal bond market. Slowing global growth has primarily affected issuers in the energy sector or those that generate revenues in non-U.S. currencies. These largely have been issuers in the taxable bond market.

Although recently there have been some mixed signals about the pace of growth, the U.S. economy remains among the strongest in the world. The Fed has indicated that there will be further rate hikes, but faced with ongoing economic challenges, there seems to be little certainty as to when that might happen.

In this environment we are paying close attention to risk as we seek out investments that can add value for our investors. While valuations are richer today than they were at the start of the fiscal year, we believe we are finding solid investment opportunities at reasonable prices.

We look forward to reporting back to you at the close of the fiscal year.

Sincerely,

Brenda S. Ellerin

President, American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America

Neil L. Langberg

President, The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California

Karl J. Zeile

President, American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York

March 14, 2016

For current information about the funds, visit americanfunds.com.

2	American Funds Tax-Exempt Funds

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of February 29, 2016. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ. The equivalent taxable yield assumes a 43.4% tax rate.1

Class A shares	SEC 30-day yield		Equivalent taxable yield		12-month distribution rate
Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.48%		0.85%		0.99%
Limited Term Tax-Exempt Bond Fund of America	0.62		1.10		2.23

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	1.46		2.58		3.07
American High-Income Municipal Bond Fund	2.64		4.66		3.84
The Tax-Exempt Fund of California	1.06		2.16	[2]	3.15
American Funds Tax-Exempt Fund of New York	1.37	[3]	2.65	[4]	2.53

[1]	Based on 2015 federal tax rates. For the year 2015, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[2]	For investors in the 50.93% federal and California state tax bracket.
[3]	The SEC 30-day yield for American Funds Tax-Exempt Fund of New York is 1.43% with the fund’s reimbursement.
[4]	For investors in the 48.39% federal and New York state tax bracket.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

The fund generated a 0.69% total return for the first half of the fiscal year, slightly exceeding the 0.63% gain of the Lipper Short Municipal Debt Funds Average, a peer group measure. However, the fund trailed the 1.13% gain of the unmanaged Barclays Municipal Short 1–5 Years Index, which has no expenses. Investors cannot invest directly in an index.

The fund paid monthly dividends totaling about 5 cents a share for the six months. This amounts to a federally tax-exempt income return of 0.49% for investors who reinvested dividends. This is equivalent to a taxable income return of 0.87% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

As we have indicated in previous reports, the fund’s managers continued to focus on providing relative stability. With yields near multiyear lows, the fund maintained its focus on high-quality issues of shorter duration. Some of the fund’s strongest contributions came from revenue bonds supporting single family housing, hospital facilities and airports.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.00% tax-exempt distribution rate3 as of January 31, 2016.

If your taxable income is ...				... then your federal		The fund’s tax-exempt distribution rate of 1.00% is
Single		Joint		tax rate is ...		equivalent to a taxable rate of ...
$0 –	9,225	$0 –	18,450	10.0%		1.11%
9,226 –	37,450	18,451 –	74,900	15.0		1.18
37,451 –	90,750	74,901 –	151,200	25.0		1.33
90,751 –	189,300	151,201 –	230,450	28.0		1.39
189,301 –	411,500	230,451 –	411,500	36.8	[1]	1.58
411,501 –	413,200	411,501 –	464,850	38.8	[1]	1.63
Over 413,200		Over 464,850		43.4	[1]	1.77

[1]	For the year 2015, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2015 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2016. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

4	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

The fund produced a 1.73% total return for the six months ended January 31, which lagged the 2.36% total return of the unmanaged Barclays Municipal Short-Intermediate 1–10 Years Index, which has no expenses. Investors cannot invest directly in an index. By way of comparison, the fund’s result was in line with the 1.74% total return of the Lipper Short-Intermediate Municipal Debt Funds Average, a peer group measure.

The fund paid monthly dividends totaling about 18.3 cents a share for the period. Those individuals who reinvested dividends received a federally tax-exempt income return of 1.16%. This is equivalent to a taxable income return of 2.05% for investors in the 43.4%1 maximum federal tax bracket.

The fund focuses primarily on investment-grade bonds (those rated BBB/Baa and above) with maturities ranging from a few years to 10 years. In recent months, the fund’s managers have maintained a relatively conservative approach, seeking to maintain a relatively short duration. This helped dampen returns in a strong market. However, the fund’s managers take a long-term view of the market and believe their approach will serve investors well as interest rates begin to normalize.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.25% tax-exempt distribution rate3 as of January 31, 2016.

If your taxable income is ...				... then your federal		The fund’s tax-exempt distribution rate of 2.25% is
Single		Joint		tax rate is ...		equivalent to a taxable rate of ...
$0 –	9,225	$0 –	18,450	10.0%		2.50%
9,226 –	37,450	18,451 –	74,900	15.0		2.65
37,451 –	90,750	74,901 –	151,200	25.0		3.00
90,751 –	189,300	151,201 –	230,450	28.0		3.13
189,301 –	411,500	230,451 –	411,500	36.8	[1]	3.56
411,501 –	413,200	411,501 –	464,850	38.8	[1]	3.68
Over 413,200		Over 464,850		43.4	[1]	3.98

[1]	For the year 2015, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2015 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2016. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	5

The Tax-Exempt Bond Fund of America

The fund generated a 3.35% total return during the six-month period, which slightly trailed both the 3.66% gain of the unmanaged Barclays Municipal Bond Index, which has no expenses, and the 3.51% total return of the Lipper General & Insured Municipal Debt Funds Average, a peer group measure. Investors cannot invest directly in an index.

During the period, the fund paid monthly dividends totaling about 21.1 cents a share, amounting to a federally tax-exempt income return of 1.64% for investors who reinvested dividends. This is equivalent to a taxable income return of 2.90% for investors in the 43.4%1 maximum federal tax bracket. The fund does not invest in bonds subject to the Alternative Minimum Tax (AMT).

The fund’s managers continued on a relatively conservative path during the first half of the fiscal year, focusing on shorter duration securities. While the fund delivered positive results, this approach held the fund back slightly in relative terms. The fund’s managers continue to seek out opportunities for incremental yield while paying close attention to risk. At the close of the period about 91% of the portfolio’s holdings were in revenue bonds. The largest concentrations were in holdings backing hospital facilities, toll roads and airports.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.06% tax-exempt distribution rate3 as of January 31, 2016.

If your taxable income is ...				... then your federal		The fund’s tax-exempt distribution rate of 3.06% is
Single		Joint		tax rate is ...		equivalent to a taxable rate of ...
$0 –	9,225	$0 –	18,450	10.0%		3.40%
9,226 –	37,450	18,451 –	74,900	15.0		3.60
37,451 –	90,750	74,901 –	151,200	25.0		4.08
90,751 –	189,300	151,201 –	230,450	28.0		4.25
189,301 –	411,500	230,451 –	411,500	36.8	[1]	4.84
411,501 –	413,200	411,501 –	464,850	38.8	[1]	5.00
Over 413,200		Over 464,850		43.4	[1]	5.41

[1]	For the year 2015, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2015 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2016. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

6	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

The fund produced a 4.23% gain for the period. This result lagged both the 4.96% total return of the unmanaged Barclays High Yield Municipal Bond Index, which has no expenses, and the 4.25% total return of the Lipper High Yield Municipal Debt Funds Average, a measure of the fund’s peer group. Investors cannot invest directly in an index.

For the period, the fund paid monthly dividends totaling 31.6 cents a share, amounting to a federally tax-exempt income return of 2.07% for investors who reinvested dividends. This is equivalent to a taxable income return of 3.66% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

In a broadly constructive market environment, the fund’s return was supported by positive contributions from a number of sectors, with bonds backing hospitals, senior living facilities and airports producing some of the strongest gains.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.83% tax-exempt distribution rate3 as of January 31, 2016.

If your taxable income is ...				... then your federal		The fund’s tax-exempt distribution rate of 3.83% is
Single		Joint		tax rate is ...		equivalent to a taxable rate of ...
$0 –	9,225	$0 –	18,450	10.0%		4.26%
9,226 –	37,450	18,451 –	74,900	15.0		4.51
37,451 –	90,750	74,901 –	151,200	25.0		5.11
90,751 –	189,300	151,201 –	230,450	28.0		5.32
189,301 –	411,500	230,451 –	411,500	36.8	[1]	6.06
411,501 –	413,200	411,501 –	464,850	38.8	[1]	6.26
Over 413,200		Over 464,850		43.4	[1]	6.77

[1]	For the year 2015, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2015 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2016. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	7

The Tax-Exempt Fund of California

The fund produced a 3.52% total return for the six-month period. This result trailed the 3.63% advance of the unmanaged Barclays California Municipal Index, which has no expenses. Investors cannot invest directly in an index. The fund also lagged the 4.06% total return of the Lipper California Municipal Debt Funds Average, a peer group measure.

For the period, the fund paid monthly dividends totaling about 29.5 cents a share. Those investors who reinvested dividends received an income return of 1.69%. This is equivalent to a taxable income return of 3.44% for investors in the 50.93% effective combined federal and California tax bracket.

California’s economy and fiscal condition have returned to health, providing a constructive backdrop for the state municipal bond market. The state enjoyed solid job growth in 2015, as nonfarm payrolls rose 3%. The state’s unemployment rate has fallen from 7.0% in 2015 to about 5.8%.

The fund’s return was supported by positive contributions from holdings in every sector in the state market. Tax assessment and education bonds, as well as issues backing hospitals and higher education facilities, produced some of the strongest gains.

Tax-exempt yields vs. taxable yields

Find your estimated 2015 taxable income below to determine your combined federal and California tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.16% tax-exempt distribution rate† at January 31, 2016.

If your taxable income is ...				... then your combined federal and California	The fund’s tax-exempt distribution rate of 3.16% is
Single		Joint		state tax rate is ...	equivalent to a taxable rate of ...
$0 –	7,749	$0 –	15,498	10.90%	3.55%
7,750 –	9,225	15,499 –	18,450	11.80	3.58
9,226 –	18,371	18,451 –	36,742	16.70	3.79
18,372 –	28,995	36,743 –	57,990	18.40	3.87
28,996 –	37,450	57,991 –	74,900	20.10	3.95
37,451 –	40,250	74,901 –	80,500	29.50	4.48
40,251 –	50,689	80,501 –	101,738	31.00	4.58
50,690 –	90,750	101,739 –	151,200	31.98	4.65
90,751 –	189,300	151,201 –	230,450	34.70	4.84
189,301 –	259,844	230,451 –	411,500	42.68	5.51
259,845 –	311,812	–		43.31	5.57
311,813 –	411,500	–		43.94	5.64
–		411,501 –	464,850	44.49	5.69
411,501 –	413,200	–		45.72	5.82
–		464,851 –	519,688	48.66	6.16
–		519,689 –	623,624	49.23	6.22
413,201 –	519,867	623,625 –	1,000,000	49.80	6.29
519,868 –	1,000,000	1,000,001 –	1,039,374	50.36	6.37
Over 1,000,000		Over 1,039,374		50.93	6.44

*	Based on 2015 federal and 2015 California tax rates. (State rates from 1.0% to 13.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
†	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2016. Capital gains distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

8	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

The fund generated a 3.40% total return for the period, trailing the 3.56% gain of the unmanaged Barclays New York Municipal Index, which has no expenses. Investors cannot invest directly in an index. The Lipper New York Municipal Debt Funds Average, a peer group measure, posted a 3.55% total return.

The fund paid monthly dividends totaling about 14 cents a share for the six months. This represents an income return of 1.32% for those who reinvested dividends. For investors in the 48.39% combined effective federal and New York state tax bracket, this is equivalent to a taxable income return of 2.56%. Investors subject to New York City taxes are eligible for additional tax advantages.

Holdings representing a broad spectrum of sectors, duration and credit quality bolstered the fund’s overall return. Revenue bonds supporting higher education and hospitals provided some of the strongest returns.

Tax-exempt yields vs. taxable yields

Find your estimated 2015 taxable income below to determine your combined federal and New York state tax rate,1,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.56% tax-exempt distribution rate3 at January 31, 2016.

If your taxable income is ...				... then your combined federal and New York	The fund’s tax-exempt distribution rate of 2.56% is
Single		Joint		state tax rate is ...	equivalent to a taxable rate of ...
$0 –	8,400	$0 –	16,950	13.60%	2.96%
8,401 –	9,225	16,951 –	18,450	14.05	2.98
9,226 –	11,600	18,451 –	23,300	18.83	3.15
11,601 –	13,750	23,301 –	27,550	19.46	3.18
13,751 –	21,150	27,551 –	42,450	20.02	3.20
21,151 –	37,450	42,451 –	74,900	20.48	3.22
37,451 –	79,600	74,901 –	151,200	29.84	3.65
79,601 –	90,750	–		29.99	3.66
–		151,201 –	159,350	32.64	3.80
90,751 –	189,300	159,351 –	230,450	32.79	3.81
189,301 –	212,500	230,451 –	318,750	41.00	4.34
212,501 –	411,500	318,751 –	411,500	41.13	4.35
411,501 –	413,200	411,501 –	464,850	42.99	4.49
413,201 –	1,062,650	464,851 –	2,125,450	47.28	4.86
Over 1,062,650		Over 2,125,450		48.39	4.96

[1]	Income generated by the fund’s investments is also generally exempt from New York City taxes, offering additional tax advantages to New York City residents.
[2]	Based on 2015 federal and New York state tax rates. (State rates from 4.00% to 8.82% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates assume full deductibility of state taxes.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2016. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	9

Results at a glance

For periods ended January 31, 2016, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]
American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	0.34%	1.35%	—%	1.43%
Barclays Municipal Short 1–5 Years Index[2]	1.15	1.89	—	1.99
Lipper Short Municipal Debt Funds Average	0.35	1.27	—	1.32

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	1.14	3.44	3.47	4.16
Barclays Municipal Short-Intermediate 1–10 Years Index[3]	1.89	3.40	3.94	4.41
Lipper Short-Intermediate Municipal Debt Funds Average	0.71	2.55	2.89	3.62

The Tax-Exempt Bond Fund of America (Class A shares)	2.49	6.13	4.47	6.68
Barclays Municipal Bond Index	2.71	5.75	4.81	—	[4]
Lipper General & Insured Municipal Debt Funds Average	2.14	6.01	4.15	6.42

American High-Income Municipal Bond Fund (Class A shares)	3.65	8.13	4.81	5.71
Barclays Municipal Bond Index	2.71	5.75	4.81	5.66
Barclays High Yield Municipal Bond Index	0.59	7.52	4.79	—	[4]
Lipper High Yield Municipal Debt Funds Average	3.24	7.60	4.06	5.18

The Tax-Exempt Fund of California (Class A shares)	2.85	7.08	4.75	5.75
Barclays California Municipal Index	2.88	6.77	5.06	—	[4]
Lipper California Municipal Debt Funds Average	2.79	7.16	4.43	5.75

American Funds Tax-Exempt Fund of New York (Class A shares)	2.07	5.73	—	4.59
Barclays New York Municipal Index	2.90	5.50	—	4.37
Lipper New York Municipal Debt Funds Average	2.31	5.55	—	4.00

[1]	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
[2]	Barclays Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years.
[3]	Barclays Municipal Short-Intermediate 1–10 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years.
[4]	This index did not exist at the fund’s inception.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

10	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund	unaudited
Summary investment portfolio January 31, 2016

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 90.30%	Principal amount (000)	Value (000)
California 9.41%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.91% 2045 (put 2023)[1]	$6,600	$6,563
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 0.71% 2047 (put 2019)[1]	3,000	2,996
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 0.61% 2034 (put 2020)[1]	2,000	1,985
G.O. Bonds, Series 2012-A, 0.46% 2033 (put 2018)[1]	1,500	1,494
Various Purpose G.O. Bonds, 3.00% 2016	10,500	10,646
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,280
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	3,000	3,316
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 4.00% 2018	2,500	2,689
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2017	2,510	2,677
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2018	1,085	1,194
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2019	1,000	1,135
Other securities		33,395
		71,370

Connecticut 1.36%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	915	995
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, 4.00% 2044	1,600	1,701
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	725	737
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	3,495	3,733
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	2,000	2,146
Other securities		996
		10,308

American Funds Tax-Exempt Funds	11

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida 5.62%
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2017	$1,000	$1,058
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	7,450	8,384
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016 (escrowed to maturity)	5,295	5,400
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.76% 2017[1]	3,800	3,809
Other securities		23,988
		42,639

Georgia 3.21%
Dev. Auth. Of Floyd County, Pollution Control Rev. Bonds (Georgia Power Company Plant Hammond Project), 2.35% 2022 (put 2020)	4,000	4,095
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2014-A, 0.31% 2025 (put 2017)[1]	5,250	5,251
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2014-B, 0.29% 2025 (put 2017)[1]	3,500	3,499
Other securities		11,478
		24,323

Illinois 6.73%
Build Bonds (Sales Tax Rev. Bonds), Series June 2013, 5.00% 2020	3,500	4,040
Education Facs. Auth. Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	10,390	10,501
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,254
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.01% 2050 (put 2025)[1]	3,400	3,382
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-A, 5.00% 2016	4,000	4,162
Other securities		27,706
		51,045

Indiana 1.78%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 1.75% 2031 (put 2015)	500	504
Other securities		12,976
		13,480

Maryland 0.90%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,045	3,228
Other securities		3,565
		6,793

Massachusetts 4.10%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-3, 0.56% 2038 (put 2018)[1]	6,040	6,028
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2021	3,000	3,391
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	920	979
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 169, 4.00% 2044	935	1,015
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 172, 4.00% 2045	1,515	1,636
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	530	534
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	575	590
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	1,840	1,878
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	960	1,044
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	3,585	3,862
Other securities		10,125
		31,082

12	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Minnesota 1.80%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	$725	$759
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	1,000	1,065
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	990	1,032
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	790	809
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	1,330	1,423
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	5,005	5,387
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	970	1,052
Other securities		2,099
		13,626

Missouri 1.54%
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	5,000	5,096
Other securities		6,617
		11,713

Nebraska 2.08%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2016	2,000	2,029
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2017	1,045	1,100
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	4,200	4,781
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 2.50% 2034	775	784
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	1,570	1,615
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	2,315	2,373
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	920	991
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	2,000	2,136
		15,809

New Jersey 3.76%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,316
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,658
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,179
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 4.00% 2017	1,750	1,831
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2016	1,000	1,035
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2018	2,250	2,458
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.63% 2023 (put 2017)[1]	4,000	3,998
Other securities		9,050
		28,525

New York 9.72%
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2015-B-A, 5.00% 2017	3,000	3,143
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2016	1,000	1,037
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2019	750	833
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,355
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.59% 2039 (put 2020)[1]	6,250	6,172
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, 3.50% 2034	3,480	3,657
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.56% 2025[1]	6,000	6,000
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	1,000	1,067
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2018	1,000	1,104
City of New York, G.O. Bonds, Fiscal 2014 Series A-6, 0.51% 2031[1]	2,500	2,491
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2020	1,500	1,757

American Funds Tax-Exempt Funds	13

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	$3,000	$3,136
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	4,700	5,306
Other securities		35,664
		73,722

Ohio 1.48%
Solid Waste Disposal Rev. Bonds (Waste Management Inc. Project), Series 2002, AMT, 1.70% 2022 (put 2018)	2,500	2,511
Other securities		8,751
		11,262

Oregon 1.38%
G.O. Bonds (Veterans’ Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	3,270	3,567
Other securities		6,923
		10,490

Pennsylvania 2.07%
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,316
Other securities		11,386
		15,702

Rhode Island 1.07%
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	3,620	3,891
Other securities		4,249
		8,140

South Carolina 0.68%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-A, 4.00% 2020	2,945	3,335
Other securities		1,808
		5,143

Tennessee 2.06%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	965	1,028
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	705	748
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	1,700	1,815
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	810	861
Housing Dev. Agcy., Residential Fin. Program Bonds, 4.00% 2046	500	548
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	1,500	1,559
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	815	875
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	1,875	1,991
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	1,545	1,659
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	1,175	1,270
Other securities		3,245
		15,599

Texas 8.72%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bond Anticipation Notes, Series 2014-A, 3.00% 2016	8,150	8,318
City of Houston, Public Improvement Ref. Bonds, Series 2011-A, 5.00% 2016	7,700	7,734
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2013-B, 2.00% 2037 (put 2016)	3,400	3,418
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020 (put 2013)	2,000	2,050
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, 5.00% 2018	2,000	2,172
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2016)	1,160	1,174

14	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 0.40% 2033 (put 2018)[1]	$4,500	$4,480
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.39% 2041 (put 2018)[1]	6,500	6,447
Other securities		30,403
		66,196

Virginia 0.59%
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2013-A, 5.00% 2020	3,000	3,484
Other securities		1,028
		4,512

Washington 3.41%
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 2020[2]	2,500	2,543
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2012-A, 5.00% 2017	5,000	5,319
Other securities		18,045
		25,907

Other states & U.S. territories 16.83%
Other securities		127,661

Total bonds, notes & other debt instruments (cost: $678,537,000)		685,047

Short-term securities 9.84%

State of California, Various Purpose G.O. Bonds, 0.04% 4/7/2016	3,000	3,000
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.75% 6/28/2016	15,000	15,096
District of Columbia, Tax and Rev. Anticipation Notes, Series 2015, 1.50% 9/30/2016	5,000	5,038
State of Kentucky, Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System Bonds, Series 2015, 5.00% 11/22/2016	5,000	5,177
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	2,800	2,805
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	2,200	2,204
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.01% 2026[1]	2,200	2,200
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2010-B, 0.03% 3/10/2016	1,000	1,000
State of Massachusetts, School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2016	4,000	4,104
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.01% 2035[1]	2,500	2,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 0.01% 2035[1]	800	800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.01% 2035[1]	3,300	3,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-A, 0.01% 2035[1]	2,000	2,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1, 1.00% 8/1/2016	3,000	3,010
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1-G, 1.00% 8/1/2016	12,000	12,037
Other securities		10,385

Total short-term securities (cost: $74,647,000)		74,656
Total investment securities 100.14% (cost: $753,184,000)		759,703
Other assets less liabilities (0.14)%		(1,042)

Net assets 100.00%		$758,661

American Funds Tax-Exempt Funds	15

American Funds Short-Term Tax-Exempt Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,543,000, which represented .34% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

16	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America	unaudited
Summary investment portfolio January 31, 2016

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 91.86%	Principal amount (000)	Value (000)
California 12.54%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.91% 2045 (put 2023)[1]	$20,500	$20,386
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-C-1, 0.91% 2047 (put 2023)[1]	3,500	3,480
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 0.71% 2047 (put 2019)[1]	1,000	999
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 0.61% 2034 (put 2020)[1]	2,500	2,481
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 0.71% 2034 (put 2021)[1]	10,480	10,405
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020	9,000	10,269
Various Purpose G.O. Bonds, 5.00% 2026	3,000	3,798
G.O. Bonds, Series 2012-A, 0.46% 2033 (put 2018)[1]	5,000	4,979
G.O. Bonds, Series 2013-C, 0.56% 2028 (put 2016)[1]	5,000	5,001
Various Purpose G.O. Bonds, 3.00% 2016	18,000	18,250
Various Purpose G.O. Ref. Bonds, 5.00% 2021	5,000	6,038
Various Purpose G.O. Ref. Bonds, 5.00% 2023	6,500	8,116
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2021	7,750	9,170
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	9,008
Other securities		311,294
		423,674

Connecticut 0.95%
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	9,589
Other securities		22,448
		32,037

District of Columbia 0.98%
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,135
Other securities		24,017
		33,152

American Funds Tax-Exempt Funds	17

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida 8.71%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	$10,035	$10,683
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	10,200	12,255
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	13,766
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project), Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	10,370	11,307
Other securities		246,231
		294,242

Georgia 2.75%
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 5.25% 2020	8,750	9,920
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2014-B, 0.29% 2025 (put 2017)[1]	9,000	8,999
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	16,000	17,919
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	12,089
Other securities		44,023
		92,950

Hawaii 0.75%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	10,840
Other securities		14,551
		25,391

Illinois 6.99%
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2017	1,500	1,561
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	3,093
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,314
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	3,055	3,591
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,155
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	7,065
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	10,000	11,567
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,933
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	1,500	1,813
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2018	2,000	2,146
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2019	2,000	2,211
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,526
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.01% 2050 (put 2025)[1]	10,500	10,446
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023	12,425	14,717
Other securities		164,157
		236,295

18	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Indiana 3.38%
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-B, AMT, 5.00% 2019	$10,440	$10,829
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	20,545	21,380
Other securities		81,930
		114,139

Kentucky 1.12%
Public Transportation Infrastructure Auth., Toll Rev. Bond Anticipation Notes (Downtown Crossing Project), Series 2013-A, 5.00% 2017	8,625	9,067
Other securities		28,694
		37,761

Maryland 0.77%
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2020	8,150	9,312
Other securities		16,725
		26,037

Michigan 4.69%
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,071
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	890	945
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2017	1,615	1,717
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	3,590	3,922
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2019	1,000	1,119
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	10,000	11,387
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2021	8,240	9,522
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,000	1,138
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2019	3,560	3,982
Wayne County Airport Auth., Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2025	1,500	1,773
Wayne County Airport Auth., Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2026	1,000	1,170
Other securities		120,705
		158,451

Nebraska 0.98%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	8,800	10,018
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	9,000	9,612
Other securities		13,345
		32,975

Nevada 2.05%
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2020	12,320	14,385
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2019	7,760	8,796
Other securities		45,950
		69,131

New Jersey 2.58%
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.69% 2024 (put 2018)[1]	11,500	11,469
Other securities		75,569
		87,038

American Funds Tax-Exempt Funds	19

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 9.37%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	$5,500	$6,541
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-2, 5.00% 2016	1,000	1,037
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	5,370	5,741
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-A2, 0.28% 2041 (put 2016)[1]	1,000	998
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,828
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2021	3,470	3,990
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	6,270
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2016	2,000	2,073
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,869
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.59% 2039 (put 2020)[1]	11,250	11,109
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 1.136% 2026 (put 2016)[1]	2,650	2,653
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2018	1,105	1,231
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	7,000	8,244
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2021	1,000	1,205
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,598
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.56% 2025[1]	8,825	8,825
City of New York, G.O. Bonds, Fiscal 2009 Series H-1, 5.00% 2016	2,000	2,009
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	5,000	5,335
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2020	5,000	5,858
City of New York, G.O. Bonds, Series 2013-E, 5.25% 2022	5,000	6,201
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2025	3,000	3,780
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	1,500	1,866
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,225
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	10,531
Other securities		208,524
		316,541

South Carolina 0.87%
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	8,922
Other securities		20,445
		29,367

Texas 7.54%
Harris County, Toll Road Rev. Bonds, Series 2012-B, 0.71% 2021 (put 2018)[1]	13,500	13,500
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	11,263
Other securities		230,149
		254,912

Washington 2.85%
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2015-S-2A, 0.71% 2045 (put 2018)[1]	10,500	10,512
Other securities		85,851
		96,363

20	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Wisconsin 1.45%
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2021	$7,765	$9,141
Other securities		39,903
		49,044

Other states & U.S. territories 20.54%
Other securities		694,070

Total bonds, notes & other debt instruments (cost: $2,967,088,000)		3,103,570

Short-term securities 7.58%
State of California, Various Purpose G.O. Bonds, 0.04% 4/7/2016	3,000	3,000
State of California, County of Ventura, Tax and Rev. Anticipation Notes 2.00% 7/1/2016	24,585	24,762
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.75% 6/28/2016	25,000	25,159
District of Columbia, Tax and Rev. Anticipation Notes, Series 2015, 1.50% 9/30/2016	15,000	15,113
State of Idaho, Tax Anticipation Notes, Series 2015, 2.00% 6/30/2016	15,000	15,111
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	5,600	5,611
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	4,400	4,409
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue), Series 2008-D, TD Bank LOC, 0.01% 2041[1]	11,970	11,970
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2007-A, Wachovia LOC, 0.01% 2034[1]	2,000	2,000
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.01% 2026[1]	10,250	10,250
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.01% 2026[1]	2,505	2,505
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2010-B, 0.03% 3/10/2016	1,100	1,100
State of Massachusetts, School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2016	20,000	20,522
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-A-4, 0.50% 3/1/2016	10,000	10,003
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1, 1.00% 8/1/2016	5,000	5,016
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1-G, 1.00% 8/1/2016	20,000	20,061
State of New York, City of New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.01% 2020[1]	3,100	3,100
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2015-A, 2.00% 9/15/2016	22,000	22,226
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 2.00% 6/30/2016	10,000	10,074
Other securities		44,281

Total short-term securities (cost: $256,250,000)		256,273
Total investment securities 99.44% (cost: $3,223,338,000)		3,359,843
Other assets less liabilities 0.56%		18,817

Net assets 100.00%		$3,378,660

American Funds Tax-Exempt Funds	21

Limited Term Tax-Exempt Bond Fund of America

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $13,578,000, which represented .40% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

22	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America	unaudited
Summary investment portfolio January 31, 2016

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 90.90%	Principal amount (000)	Value (000)
Alabama 0.89%
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	$19,840	$21,876
Other securities		81,262
		103,138

Arizona 2.39%
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.00% 2037[1]	22,200	20,266
Other securities		255,571
		275,837

California 11.44%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.12% 2045 (put 2024)[1]	25,850	25,858
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	28,302
G.O. Bonds, Series 2012-A, 0.46% 2033 (put 2018)[1]	6,000	5,975
Various Purpose G.O. Bonds, 3.00% 2016	33,000	33,458
Various Purpose G.O. Bonds, 3.00% 2016	375	383
Various Purpose G.O. Bonds, 5.00% 2029	2,500	3,086
Various Purpose G.O. Bonds, 5.25% 2018	5,000	5,458
Various Purpose G.O. Bonds, 5.25% 2028	10,185	12,213
Various Purpose G.O. Bonds, 5.25% 2028	3,000	3,606
Various Purpose G.O. Bonds, 5.25% 2031	4,000	4,998
Various Purpose G.O. Bonds, 5.25% 2032	10,000	12,419
Various Purpose G.O. Bonds, 6.00% 2038	8,000	9,240
Various Purpose G.O. Bonds, 6.00% 2039	10,000	11,814
Various Purpose G.O. Bonds, 6.50% 2033	7,000	8,223
Various Purpose G.O. Bonds, Series 2015-C, 5.00% 2030	2,500	3,067
Various Purpose G.O. Ref. Bonds, 5.00% 2016	4,000	4,126
Various Purpose G.O. Ref. Bonds, 5.00% 2032	4,000	4,706
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,850	24,439
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	17,990	20,790
Other securities		1,100,039
		1,322,200

American Funds Tax-Exempt Funds	23

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado 2.45%
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	$26,265	$28,339
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	26,829
Other securities		228,500
		283,668

Florida 7.88%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	20,000	21,420
Miami Beach Redev. Agcy., Tax Increment Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2040	18,000	20,354
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	31,814
Other securities		836,709
		910,297

Georgia 3.31%
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	25,170
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	19,670	21,815
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	25,759
Other securities		309,286
		382,030

Illinois 8.76%
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	21,890	24,621
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	19,000	23,014
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	27,500	31,948
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.01% 2050 (put 2025)[1]	25,800	25,667
State Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2016)	5,000	5,100
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	18,210	19,874
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,530
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,167
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,486
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	8,188
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,143
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,510
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	38,705
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,846
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,404
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2036	2,000	2,350
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2037	1,500	1,756
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	6,500	7,512
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,596
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	11,353
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	11,292
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,478
Other securities		774,016
		1,012,556

Indiana 2.11%
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	18,600	20,944
Other securities		222,886
		243,830

24	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount	Value
	(000)	(000)
Kentucky 0.54%
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	$18,020	$20,863
Other securities		41,129
		61,992

Louisiana 2.12%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	24,560	26,579
Other securities		218,219
		244,798

Massachusetts 2.33%
G.O. Bonds, Consolidated Loan of 2008, Series A, 5.00% 2033	8,070	8,826
G.O. Ref. Bonds, Series 2013-B, 5.00% 2023	1,000	1,246
Other securities		258,592
		268,664

Michigan 4.00%
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2032	20,000	24,421
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	48,005	43,808
Other securities		394,116
		462,345

Nevada 1.66%
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	20,162
Other securities		171,287
		191,449

New Hampshire 0.38%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	18,115	20,172
Other securities		23,447
		43,619

New Jersey 2.28%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	54,850	46,115
Other securities		216,835
		262,950

New York 6.53%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	21,000	23,754
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	6,097
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,037
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-2, 5.00% 2016	3,000	3,110
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	4,100	4,383
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036	6,000	7,028
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	14,775
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2040	8,000	9,268
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	23,012

American Funds Tax-Exempt Funds	25

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.59% 2039 (put 2020)[1]	$13,000	$12,838
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	6,000	7,118
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	5,000	5,968
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	9,814
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	8,407
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,701
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,949
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,598
Other securities		599,231
		755,088

Ohio 3.62%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Convertible Capital Appreciation Bonds, Series 2007-A-3, 6.25% 2037	5,000	4,652
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	19,990	18,030
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	65,260	57,811
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	48,625	46,370
Other securities		291,176
		418,039

South Carolina 1.35%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	20,597
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	18,410	20,884
Other securities		114,973
		156,454

Texas 8.84%
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	22,055
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	36,548
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,089
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	8,210	8,856
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033 (preref 2018)	6,890	7,535
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	465	507
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021 (preref. 2018)	3,295	3,627
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	1,545	1,685
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023 (preref. 2018)	11,025	12,135
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	615	675
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025 (preref. 2018)	4,385	4,827
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2012-B, 5.25% 2052	8,435	9,526

26	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount	Value
	(000)	(000)
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, 0.68% 2038 (put 2020)[1]	$7,500	$7,378
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2015-B, 5.00% 2040	7,200	8,185
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	12,055
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	9,315
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	18,278
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,733
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	5,000	5,669
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,792
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,938
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, 0.82% 2050 (put 2019)[1]	3,600	3,572
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,850
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,740
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	1,000	1,199
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	7,500	8,814
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	4,500	5,250
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	4,000	4,646
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,500	1,719
Other securities		795,689
		1,021,887

Virginia 0.41%
Various Purpose G.O. Bonds, Series 2014-A, 4.00% 2016	1,000	1,013
Other securities		45,801
		46,814

Washington 3.39%
Health Care Facs. Auth. Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, 1.01% 2035 (put 2021)[1]	59,750	59,380
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	22,000	23,504
Other securities		309,006
		391,890

Wisconsin 1.64%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	52,960	61,274
Other securities		128,151
		189,425

Other states & U.S. territories 12.58%
Other securities		1,454,258

Total bonds, notes & other debt instruments (cost: $9,791,660,000)		10,503,228

Short-term securities 8.16%
State of California, Various Purpose G.O. Bonds, 0.04% 4/7/2016	4,000	4,000
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, 5.00% 6/30/2016	25,000	25,490
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.50% 6/28/2016	13,000	13,066
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.75% 6/28/2016	60,000	60,382
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 2.00% 6/28/2016	10,000	10,073
District of Columbia, Tax and Rev. Anticipation Notes, Series 2015, 1.50% 9/30/2016	25,000	25,189
State of Georgia, Dev. Auth. Pollution Control Rev. Bonds (Oglethorpe Power Corp. Project) Series 2009-B, 0.01% 2036[1]	27,030	27,030

American Funds Tax-Exempt Funds	27

The Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Idaho, Tax Anticipation Notes, Series 2015, 2.00% 6/30/2016	$42,250	$42,563
State of Massachusetts, G. O. Rev. Anticipation Notes, Series 2015-B, 2.00% 5/25/2016	80,000	80,453
State of Massachusetts, G. O. Rev. Anticipation Notes, Series 2015-C, 2.00% 6/22/2016	54,000	54,373
State of Massachusetts, School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2016	21,705	22,271
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2015-A-4, 0.75% 6/1/2016	25,000	25,044
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2015-A-7, 0.75% 6/1/2016	20,000	20,036
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2015-A-8, 0.75% 6/1/2016	15,000	15,026
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-A-4, 0.50% 3/1/2016	50,000	50,015
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1, 1.00% 8/1/2016	10,000	10,033
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1-G, 1.00% 8/1/2016	48,000	48,146
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2015-A, 2.00% 9/15/2016	98,000	99,008
State of Texas, Harris County, Tax Anticipation Notes, 1.50% 2/29/2016	25,000	25,029
Other securities		285,673
Total short-term securities (cost: $942,899,000)		942,900

Total investment securities 99.06% (cost: $10,734,559,000)		11,446,128
Other assets less liabilities 0.94%		109,081

Net assets 100.00%		$11,555,209

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. A security within “Other securities” (with a value of $206,090,000, which represented 1.78% of the net assets of the fund) was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

28	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund	unaudited
Summary investment portfolio January 31, 2016

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 93.09%	Principal amount (000)	Value (000)
Arizona 2.11%
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2007, AMT, 6.55% 2037	$16,590	$16,893
Other securities		71,088
		87,981

California 10.52%
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	10,699
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	13,040	16,055
Other securities		410,830
		437,584

Colorado 4.27%
Promenade at Castle Rock Metropolitan District No. 1, G.O. Bonds (In the Town of Castle Rock), Series 2015-A, 5.75% 2039	10,300	10,691
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	18,000	18,712
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	2,905	3,047
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	13,372
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	16,708
Other securities		115,336
		177,866

Florida 6.57%
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,739
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	13,950
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	11,251
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	11,200	12,240
Other securities		222,137
		273,317

American Funds Tax-Exempt Funds	29

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois 7.68%
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2031	$9,500	$10,809
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	14,245
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	12,800	15,504
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	11,500	13,360
Fin. Auth., Student Hosuing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	11,000	11,402
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	11,020	15,249
Other securities		238,946
		319,515

Iowa 1.42%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	28,900	31,643
Other securities		27,541
		59,184

Louisiana 1.81%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2040	10,000	11,116
Other securities		64,061
		75,177

Massachusetts 1.85%
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	12,212	11,838
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	11,175	13,239
Other securities		51,788
		76,865

Michigan 4.75%
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	47,070	42,955
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,574
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,543
Other securities		135,714
		197,786

New Jersey 4.86%
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,500	5,006
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	18,500	20,369
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	1,750	1,990
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,919
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	5,015
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	12,650	13,889
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	63,620	53,488
Other securities		98,720
		202,396

30	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
New York 4.25%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	$13,360	$15,112
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), AMT, 2.00% 2028	4,600	4,610
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	15,200	15,843
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.75% 2031	3,130	3,264
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	2,000	2,088
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	10,250	11,031
Other securities		124,875
		176,823

Ohio 5.49%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	1,500	1,686
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	8,580	9,216
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2008-B, 3.95% 2032 (put 2020)	2,500	2,594
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-A, 3.75% 2023 (put 2018)	1,275	1,312
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	2,350	2,120
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	82,155	72,778
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	22,075	21,051
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	10,870	12,652
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2005-B, 4.00% 2034 (put 2021)	8,000	8,316
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 3.625% 2033 (put 2020)	2,250	2,318
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-C, AMT, 3.95% 2032 (put 2020)	3,000	3,113
Water Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 4.00% 2033 (put 2019)	2,000	2,080
Other securities		89,353
		228,589

Oklahoma 0.90%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	17,397
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	120	131
Trustees of the Tulsa Municipal Airport Trust, Series 2015, AMT, 5.00% 2035 (put 2025)	5,000	5,608
Other securities		14,198
		37,334

American Funds Tax-Exempt Funds	31

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania 5.05%
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project), Series 2005-A, 4.00% 2035 (put 2021)	$8,700	$9,039
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	16,200	18,156
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.875% 2038	11,400	11,945
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	11,545	12,516
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	10,210	11,234
Other securities		147,062
		209,952

Puerto Rico 3.26%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	24,275	16,250
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	11,085	11,386
Other securities		108,018
		135,654

Texas 6.84%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	13,545	14,877
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,867
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,483
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,252
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020	11,000	12,066
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	6,177
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	5,850	6,387
Other securities		227,675
		284,784

West Virginia 0.13%
County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds (Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	5,000	5,236

Other states & U.S. territories 21.33%
Other securities		887,958

Total bonds, notes & other debt instruments (cost: $3,643,368,000)		3,874,001

Short-term securities 6.08%
State of California, County of Ventura, Tax and Rev. Anticipation Notes 2.00% 7/1/2016	15,000	15,108
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.75% 6/28/2016	20,000	20,127
District of Columbia, Tax and Rev. Anticipation Notes, Series 2015, 1.50% 9/30/2016	15,000	15,113
State of Idaho, Tax Anticipation Notes, Series 2015, 2.00% 6/30/2016	13,000	13,096
State of Massachusetts, G. O. Rev. Anticipation Notes, Series 2015-B, 2.00% 5/25/2016	13,000	13,074
State of Massachusetts, G. O. Rev. Anticipation Notes, Series 2015-C, 2.00% 6/22/2016	7,000	7,048
State of Massachusetts, School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2016	15,000	15,391

32	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1, 1.00% 8/1/2016	$5,000	$5,017
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1-G, 1.00% 8/1/2016	20,000	20,061
State of Ohio, Ohio Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2008-B, 0.01% 2018[1]	200	200
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2015-A, 2.00% 9/15/2016	23,000	23,236
Other securities		105,479
Total short-term securities (cost: $252,945,000)		252,950
Total investment securities 99.17% (cost: $3,896,313,000)		4,126,951
Other assets less liabilities 0.83%		34,378
Net assets 100.00%		$4,161,329

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $285,155,000, which represented 6.85% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	33

The Tax-Exempt Fund of California	unaudited
Summary investment portfolio January 31, 2016

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 92.76%	Principal amount (000)	Value (000)
California 90.02%
State issuers 38.00%
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	$6,000	$6,629
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,738
G.O. Bonds, Series 2012-A, 0.46% 2033 (put 2018)[1]	6,500	6,473
G.O. Bonds, Series 2013-E, 1.131% 2029[1]	1,500	1,502
Various Purpose G.O. Bonds, 5.00% 2016	890	918
Various Purpose G.O. Bonds, 5.00% 2016	700	722
Various Purpose G.O. Bonds, 3.00% 2016	39,000	39,541
Various Purpose G.O. Bonds, 5.00% 2016	3,715	3,731
Various Purpose G.O. Bonds, 5.00% 2033	4,000	4,810
Various Purpose G.O. Bonds, 5.25% 2028	5,000	6,010
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,398
Various Purpose G.O. Bonds, 5.25% 2032	5,000	6,209
Various Purpose G.O. Bonds, 6.00% 2038	7,000	8,085
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,363
Various Purpose G.O. Bonds, 6.50% 2033	5,000	5,874
Various Purpose G.O. Ref. Bonds, 5.00% 2016	5,000	5,158
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.125% 2047	5,000	4,471
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2032	3,250	3,875
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2033	4,000	4,755
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	6,000	6,855
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	26,225	25,223
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	9,407
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	9,390	10,462
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	8,550	11,457
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), 5.00% 2032	3,000	3,457
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), 5.00% 2037	2,000	2,263
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), 5.00% 2045	4,000	4,447
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,804
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[2]	7,000	7,667
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2024 (preref. 2019)	2,500	2,828

34	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount	Value
	(000)	(000)
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2034 (preref. 2019)	$1,500	$1,697
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2049	5,250	5,961
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	9,500	9,748
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.00% 2017	1,425	1,509
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	2,000	2,169
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	7,068
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,372
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	5,890
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	6,090	6,476
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), 5.00% 2035	5,050	6,051
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036[2]	6,500	6,727
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	3,791
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC- UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	5,158
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,435
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,598
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,012
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,017
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	2,025
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	5,000	5,121
Regents of the University of California, Limited Project Rev. Bonds, Series 2015-A-O, 3.00% 2016	3,200	3,227
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.912% 2037[1]	5,000	4,613
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.982% 2043[1]	8,000	7,043
Other securities		372,142
		685,982

City & county issuers 52.02%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,733
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	7,073
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	5,000	5,862
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.91% 2045 (put 2023)[1]	2,000	1,989
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2039 (preref. 2018)	2,000	2,186
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047 (preref. 2018)	6,000	6,575
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044 (preref. 2019)	1,670	1,921
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	2,000	2,269

American Funds Tax-Exempt Funds	35

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City & county issuers (continued)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-B, 1.50% 2047	$3,950	$3,987
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F1, 5.00% 2054	5,000	5,716
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 0.61% 2034 (put 2020)[1]	2,750	2,730
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 0.71% 2034 (put 2021)[1]	4,000	3,971
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	8,844
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 6.00% 2049	5,800	6,884
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	6,000	6,262
Oakland Unified School Dist., (County of Alameda), G.O. Bonds, Series 2015-A, 5.00% 2040	5,550	6,271
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,708
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.808% 2035[1]	13,500	12,459
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds, Series 2006, National insured, 5.125% 2029	10,000	10,207
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	13,328
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	6,052
San Diego Unified School Dist., G.O. Bonds, Series 2015-R-4, 5.00% 2027	5,000	6,302
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	3,000	3,473
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,225	1,531
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	3,892
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,675
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,372
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	3,048
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,174
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,149
San Francisco Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,811
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	9,350
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	7,190
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	9,000	10,153
Other securities		749,122
		939,269

Guam 0.49%
Other securities		8,833

36	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount	Value
	(000)	(000)
Puerto Rico 1.40%
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	$6,590	$6,769
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	7,505
Other securities		10,929
		25,203

Virgin Islands 0.85%
Other securities		15,402
Total bonds, notes & other debt instruments (cost: $1,552,957,000)		1,674,689

Short-term securities 5.43%
General Obligation Bonds, 2.00%, 8/1/2016	13,000	13,115
G.O. Bonds, Series 2004-A-4, 0.01% 2034[1]	9,100	9,100
G.O. Bonds, Series 2004-B-3, 0.01% 2034[1]	200	200
Various Purpose G.O. Bonds, 0.04% 4/7/2016	4,000	4,000
Various Purpose G.O. Bonds, 0.05% 3/9/2016	3,000	3,000
Various Purpose G.O. Bonds, Series 2003-B-1, 0.01% 2033[1]	12,300	12,300
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2011-B, 0.01% 2041[1]	6,000	6,000
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Series 2004-A, U.S. Bank LOC, 0.01% 2029[1]	3,600	3,600
City of Irvine, California, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Series B, U.S. Bank LOC, 0.01% 2029[1]	2,500	2,500
County of Los Angeles, Tax and Rev. Anticipation Notes, 5.00% 6/30/2016	11,485	11,710
County of Ventura, Tax and Rev. Anticipation Notes 2.00% 7/1/2016	15,000	15,108
Other securities		17,350

Total short-term securities (cost: $97,978,000)		97,983
Total investment securities 98.19% (cost: $1,650,935,000)		1,772,672
Other assets less liabilities 1.81%		32,721
Net assets 100.00%		$1,805,393

American Funds Tax-Exempt Funds	37

The Tax-Exempt Fund of California

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $57,956,000, which represented 3.21% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

38	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York	unaudited
Investment portfolio January 31, 2016

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 89.91%	Principal amount (000)	Value (000)
New York 84.49%
State issuers 45.73%
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[1]	$450	$491
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), 5.00% 2035	840	1,000
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), 5.00% 2030	300	368
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2039	1,625	1,836
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2044	500	560
Dormitory Auth. of the State of New York, School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,225
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2010, 5.00% 2020	500	583
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	578
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	1,000	1,198
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2031	500	588
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,162
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2040	250	287
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2010-A, 5.00% 2035	1,000	1,140
Dormitory Auth., Miriam Osborn Memorial Home Association Rev. Ref. Bonds, Series 2012, 5.00% 2042	970	1,027
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,155
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021	500	584
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040	500	572
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	1,500	1,677
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2022	200	241
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2034	1,000	1,173
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040	1,000	1,152
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,000	1,091
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2032[1]	600	644
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Ref. Bonds, Series 2011-A, 5.00% 2024	500	592
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,671
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	905
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2013-A, 3.00% 2016	4,250	4,266

American Funds Tax-Exempt Funds	39

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
State issuers (continued)
Dormitory Auth., The New School Rev. Bonds, Series 2015-A, 5.00% 2032	$1,000	$1,182
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2014-A, 5.50% 2039	500	552
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), AMT, 0.55% 2030 (put 2016)[2]	3,000	3,000
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2013-A, 2.75% 2017	1,000	1,023
Housing Dev. Corp., Multi-Family Housing Rev. Bonds (Sustainable Neighborhood), Series 2015-H, 2.95% 2045 (put 2026)	750	773
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	1,000	1,144
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	1,000	1,165
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[1]	750	797
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[1]	350	375
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[1]	375	456
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,740
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,697
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,237
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,087
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.01% 2020[2]	2,000	2,008
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2A, 0.40% 2026 (put 2017)[2]	490	488
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	349
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-A2, 0.28% 2041 (put 2016)[2]	905	903
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2031	1,000	1,195
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-F, 5.00% 2016	1,000	1,037
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	500	568
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	289
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.59% 2039 (put 2020)[2]	500	494
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	2,076
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 1.136% 2026 (put 2016)[2]	715	716
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	440	454
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, 3.50% 2034	705	741
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	750	795
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, 3.50% 2030	1,100	1,174
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	135	142
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	335	342
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	625	640
Port Auth., Consolidated Bonds, Series 147, AMT, FGIC-National insured, 5.00% 2021	500	525
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,149
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,167
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	567
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	1,250	1,413
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,141
Power Auth. of the State of New York, Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,760
Southold Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,630

40	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount	Value
	(000)	(000)
State Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (New York State Electric & Gas Corp. Project), Series 2005-B, 2.375% 2026 (put 2020)	$300	$306
Thruway Auth., General Rev. Bonds, Series 2014-J, 5.00% 2027	1,000	1,222
Thruway Auth., General Rev. Bonds, Series 2014-K, 5.00% 2028	500	618
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	250	282
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2020	1,000	1,157
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	400	406
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2021	200	203
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	1,000	1,096
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, L.P. Project), 5.00% 2022	1,000	1,184
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, L.P. Project), 5.00% 2023	500	599
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2010-A-1, 5.00% 2019	1,000	1,152
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2015-B-4A, 0.586% 2028 (put 2016)[2]	1,040	1,039
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2000-ABCD-5, Assured Guaranty Municipal insured, 0.45% 2019[2]	500	498
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	1,500	1,848
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2034	500	592
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	1,000	1,153
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038	1,000	1,117
		82,229

City & county issuers 38.76%
City of Albany Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2011, 6.25% 2038	1,000	1,245
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2027	500	541
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,564
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	1,050	1,189
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	585
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	1,000	1,096
Build NYC Resource Corp., Rev. Bonds (YMCA of Greater New York Project), 5.00% 2040	500	566
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[1]	250	271
Build NYC Resources Corp Rev. Ref. Bonds (New York Law School), 5.00% 2041	750	840
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	1,000	1,062
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	579
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,137
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	500	599
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2021	500	596
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	790	960
Various Purpose G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,498
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	850	1,048
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,480

American Funds Tax-Exempt Funds	41

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City & county issuers (continued)
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	$800	$879
Town of Hempstead Local Dev. Corp., Rev. Ref. Bonds (Adelphi University Project), Series 2014, 5.00% 2027	400	480
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	868
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, 1.179% 2033 (put 2018)[2]	300	300
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038	500	554
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2044	1,240	1,409
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 0.949% 2033 (put 2018)[2]	1,000	993
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,423
County of Monroe Industrial Dev. Agcy., School Fac. Rev. Bonds (Rochester Schools Modernization Project), Series 2012-A, 5.00% 2021	1,000	1,191
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2033	430	496
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2034	380	437
Nassau County Local Econ. Assistance Corp., Rev. Ref. Bonds (Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	500	548
City of New Rochelle, Corp. for Local Dev. Rev Bonds, (Iona College Project), Series 2015-A, 5.00% 2045	750	829
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.56% 2025[2]	1,500	1,500
City of New York, G.O. Bonds, Fiscal 2008 Series L-1, 5.00% 2023	1,000	1,089
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2016	750	768
City of New York, G.O. Bonds, Series 2015-A, 5.00% 2026	1,000	1,259
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	500	613
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,189
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2022	15	17
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	250	272
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), AMT, 2.00% 2028	200	200
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	1,500	1,563
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2011 Series EE, 5.375% 2043	1,000	1,174
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2015-HH, 5.00% 2039	500	589
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2007 Series S-2, Assured Guaranty Municipal insured, 5.00% 2017	570	595
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.25% 2025	1,000	1,196
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	750	936
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	1,000	1,274
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010 Series D, 5.00% 2023	1,000	1,169
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2037	500	595
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	540	621
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	500	566
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,735
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	500	538
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-EE, 5.00% 2045	500	577

42	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount	Value
	(000)	(000)
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School), Series 2009-B, 1.35% 2036 (put 2017)	$1,500	$1,513
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 2042[1]	375	379
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	685
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	568
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	700	792
Onondaga Civic Dev. Corp., Rev. Bonds (St. Joseph’s Hospital Health Center Project), Series 2014-A, 5.125% 2031	750	859
Onondaga County Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	2,009
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,211
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), 5.00% 2028	850	957
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), 5.00% 2028 (preref. 2021)	150	180
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,110
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project), Series 2006, 5.00% 2028	1,000	1,018
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2012-B, 5.00% 2032	750	834
Tompkins County, New York, Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca Inc.), Series 2014-A, 5.00% 2044	1,000	1,094
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.00% 2034	1,380	1,336
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.125% 2042	4,790	4,443
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	1,000	1,157
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 2042	450	512
City of Yonkers, G.O. Bonds, Series 2011-A, 5.00% 2019	1,000	1,135
City of Yonkers, G.O. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2024	490	600
		69,690

Guam 1.88%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	500	591
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,200	1,345
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	595
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	500	571
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2014-A, 5.00% 2029	250	286
		3,388

Puerto Rico 2.65%
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	660	660
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	500	513
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA1, 4.95% 2026	265	267
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	400	393

American Funds Tax-Exempt Funds	43

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	$750	$688
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	500	404
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	500	357
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	1,000	1,050
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2017	570	287
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	350	146
		4,765

Virgin Islands 0.89%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes - Diageo Project), Series 2009-A, 6.625% 2029	500	561
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	250	270
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2013-B, 5.00% 2024	500	586
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2014-A, 5.00% 2024	150	176
		1,593

Total bonds, notes & other debt instruments (cost: $152,081,000)		161,665

Short-term securities 9.40%
Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A, JPMorgan Chase LOC, 0.01% 2031[2]	3,655	3,655
City of Syracuse, New York, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-1, 0.01% 2037[2]	700	700
New York City Industrial Dev. Agcy., Civic Fac. Ref. and Improvement Rev. Bonds (2005 American Civil Liberties Union Foundation, Inc. Project), Series 2005, JPMorgan Chase LOC, 0.01% 2035[2]	800	800
City of New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.01% 2020[2]	1,000	1,000
City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.01% 2038[2]	5,000	5,000
City of New York, G.O. Bonds, Series 2006-H-1, 0.01% 2036[2]	100	100
New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.01% 2022[2]	1,200	1,200
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2003-B-3, U.S. Bank LOC, 0.01% 2033[2]	4,325	4,325
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2001-B, 0.01% 2032[2]	120	120

Total short-term securities (cost: $16,900,000)		16,900
Total investment securities 99.31% (cost: $168,981,000)		178,565
Other assets less liabilities 0.69%		1,245
Net assets 100.00%		$179,810

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,413,000, which represented 1.90% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

44	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	45

Financial statements

Statements of assets and liabilities
at January 31, 2016

		American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America

Assets:
Investment securities, at value		$759,703		$3,359,843
Cash		4,089		22,349
Receivables for:
Sales of investments		—		1,150
Sales of fund’s shares		3,018		9,047
Interest		5,374		30,157
Other		59		314
		772,243		3,422,860

Liabilities:
Payables for:
Purchases of investments		11,451		38,928
Repurchases of fund’s shares		1,701		3,446
Dividends on fund’s shares		58		620
Investment advisory services		235		667
Services provided by related parties		107		411
Trustees’ deferred compensation		30		127
Other		—	*	1
		13,582		44,200
Net assets at January 31, 2016		$758,661		$3,378,660

Net assets consist of:
Capital paid in on shares of beneficial interest		$753,206		$3,242,011
Undistributed net investment income		28		518
Accumulated net realized loss		(1,092)		(374)
Net unrealized appreciation		6,519		136,505
Net assets at January 31, 2016		$758,661		$3,378,660

Investment securities, at cost		753,184		3,223,338

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class A:	Net assets	$675,925		$2,810,109
	Shares outstanding	66,327		175,472
	Net asset value per share	$10.19		$16.01
Class B:	Net assets			$517
	Shares outstanding			32
	Net asset value per share			$16.01
Class C:	Net assets			$29,934
	Shares outstanding			1,869
	Net asset value per share			$16.01
Class F-1:	Net assets	$10,683		$85,271
	Shares outstanding	1,048		5,325
	Net asset value per share	$10.19		$16.01
Class F-2:	Net assets	$72,053		$220,070
	Shares outstanding	7,071		13,742
	Net asset value per share	$10.19		$16.01
Class R-6:	Net assets			$232,759
	Shares outstanding			14,534
	Net asset value per share			$16.01

*	Amount less than one thousand.

See Notes to Financial Statements

46	American Funds Tax-Exempt Funds

unaudited

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York

$11,446,128	$4,126,951	$1,772,672		$178,565
103,885	28,728	30,113		1,533

6,473	10,474	—		888
38,237	15,600	4,403		152
114,380	44,466	22,050		1,480
1,126	471	179		16
11,710,229	4,226,690	1,829,417		182,634

128,064	54,505	20,213		2,539
19,206	7,595	2,065		78
2,566	1,242	711		112
2,225	1,051	461		50
2,687	868	448		44
270	99	126		1
2	1	—	*	—	*
155,020	65,361	24,024		2,824
$11,555,209	$4,161,329	$1,805,393		$179,810

$10,853,493	$4,040,300	$1,717,204		$170,152
9,164	7,740	1,727		171
(19,017)	(117,349)	(35,275)		(97)
711,569	230,638	121,737		9,584
$11,555,209	$4,161,329	$1,805,393		$179,810

10,734,559	3,896,313	1,650,935		168,981

$7,947,753	$3,032,815	$1,497,848		$142,164
603,050	192,755	83,475		13,064
$13.18	$15.73	$17.94		$10.88
$5,229	$2,367	$784		$35
397	151	44		3
$13.18	$15.73	$17.94		$10.88
$378,547	$205,809	$80,972		$12,651
28,723	13,081	4,513		1,163
$13.18	$15.73	$17.94		$10.88
$1,684,138	$236,143	$68,644		$1,679
127,787	15,008	3,825		154
$13.18	$15.73	$17.94		$10.88
$1,222,084	$466,120	$157,145		$23,281
92,728	29,625	8,758		2,139
$13.18	$15.73	$17.94		$10.88
$317,458	$218,075
24,088	13,860
$13.18	$15.73

American Funds Tax-Exempt Funds	47

Statements of operations
for the six months ended January 31, 2016

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Investment income:
Income:
Interest	$5,866	$46,274

Fees and expenses*:
Investment advisory services	1,365	3,891
Distribution services	508	3,921
Transfer agent services	147	588
Administrative services	53	271
Reports to shareholders	9	35
Registration statement and prospectus	83	146
Trustees’ compensation	4	16
Auditing and legal	7	9
Custodian	1	4
State and local taxes	—	—
Other	1	2
Total fees and expenses before reimbursement	2,178	8,883
Less reimbursement of fees and expenses	—	—
Total fees and expenses after reimbursement	2,178	8,883
Net investment income	3,688	37,391

Net realized (loss) gain and unrealized appreciation:
Net realized (loss) gain on investments	(316)	274
Net unrealized appreciation on investments	1,814	20,749
Net realized (loss) gain and unrealized appreciation	1,498	21,023

Net increase in net assets resulting from operations	$5,186	$58,414

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

48	American Funds Tax-Exempt Funds

unaudited
(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$206,437	$92,477	$33,850	$2,767

12,801	5,931	2,671	285
13,368	5,036	2,266	220
2,819	1,080	279	36
1,219	395	144	16
114	40	19	3
369	210	69	64
53	17	7	1
12	9	8	7
12	5	2	—	†
141	351	18	—	†
9	5	2	—	†
30,917	13,079	5,485	632
—	—	—	26
30,917	13,079	5,485	606
175,520	79,398	28,365	2,161

1,730	5,503	(1,377)	179
181,899	77,837	33,085	3,272
183,629	83,340	31,708	3,451

$359,149	$162,738	$60,073	$5,612

American Funds Tax-Exempt Funds	49

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Six months ended January 31 2016*	Year ended July 31 2015	Six months ended January 31 2016*	Year ended July 31 2015	Six months ended January 31 2016*	Year ended July 31 2015
Operations:
Net investment income	$3,688	$8,091	$37,391	$75,181	$175,520	$324,926
Net realized (loss) gain	(316)	(380)	274	84	1,730	3,709
Net unrealized appreciation (depreciation)	1,814	(5,652)	20,749	(36,958)	181,899	17,674
Net increase in net assets resulting from operations	5,186	2,059	58,414	38,307	359,149	346,309

Dividends paid or accrued to shareholders from net investment income	(3,636)	(8,084)	(37,581)	(74,782)	(175,370)	(321,189)

Net capital share transactions	30,899	(65,037)	174,730	143,346	896,339	1,124,196

Total increase (decrease) in net assets	32,449	(71,062)	195,563	106,871	1,080,118	1,149,316

Net assets:
Beginning of period	726,212	797,274	3,183,097	3,076,226	10,475,091	9,325,775
End of period	$758,661	$726,212	$3,378,660	$3,183,097	$11,555,209	$10,475,091

Undistributed (distributions in excess of) net investment income	$28	$(24)	$518	$708	$9,164	$9,014

*	Unaudited.

See Notes to Financial Statements

50	American Funds Tax-Exempt Funds

(dollars in thousands)

American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Six months ended January 31 2016*	Year ended July 31 2015	Six months ended January 31 2016*	Year ended July 31 2015	Six months ended January 31 2016*	Year ended July 31 2015

$79,398	$138,904	$28,365	$54,073	$2,161	$4,043
5,503	(3,961)	(1,377)	957	179	351
77,837	30,465	33,085	5,572	3,272	250

162,738	165,408	60,073	60,602	5,612	4,644

(77,676)	(135,657)	(28,195)	(53,343)	(2,117)	(3,949)

474,626	539,260	111,655	136,929	20,619	28,236

559,688	569,011	143,533	144,188	24,114	28,931

3,601,641	3,032,630	1,661,860	1,517,672	155,696	126,765
$4,161,329	$3,601,641	$1,805,393	$1,661,860	$179,810	$155,696

$7,740	$6,018	$1,727	$1,557	$171	$127

American Funds Tax-Exempt Funds	51

Notes to financial statements	unaudited

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has three share classes (Class A, as well as two F share classes, F-1 and F-2). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have six share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C†	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
Class R-6	None	None	None

*	Class B shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York.
†	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

52	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is

American Funds Tax-Exempt Funds	53

determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees with supplemental information to support the changes. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2016, all of the investment securities held by each fund were classified as Level 2.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks —The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower

54	American Funds Tax-Exempt Funds

yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share price may increase.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments.

As of and during the period ended January 31, 2016, none of the funds had a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.

American Funds Tax-Exempt Funds	55

The funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before the dates shown in the following table:

Fund	U.S. federal tax authority	State tax authority
American Funds Short-Term Tax-Exempt Bond Fund	2011	2010
Limited Term Tax-Exempt Bond Fund of America	2011	2010
The Tax-Exempt Bond Fund of America	2011	2010
American High-Income Municipal Bond Fund	2011	2010
The Tax-Exempt Fund of California	2011	2010
American Funds Tax-Exempt Fund of New York	2011	2010	*

* The year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premium and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the following tables, all of the funds had capital loss carryforwards available at July 31, 2015. These will be used to offset any capital gains realized by these funds in future years through the expiration dates. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, (August 31, 2011, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of each fund’s most recent year-end. As of July 31, 2015, the components of distributable earnings on a tax basis for each fund were as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Undistributed tax-exempt income	$67	$913	$3,620	$1,770	$910	$133
Post-October capital loss deferral*	—	—	(2,670)	—	(107)	—
Capital loss carryforward:
No expiration	(777)	(647)	—	(11,258)	—	(277)
Expiring 2017	—	—	—	(14,384)	(3,446)	—
Expiring 2018	—	—	(15,678)	(69,970)	(30,345)	—
Expiring 2019	—	—	—	(24,408)	—	—
	$(777)	$(647)	$(15,678)	$(120,020)	$(33,791)	$(277)

*	This deferral is considered incurred in the subsequent year.

56	American Funds Tax-Exempt Funds

As of January 31, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Gross unrealized appreciation on investment securities	$7,417	$138,105	$747,378	$287,308	$129,089	$10,289
Gross unrealized depreciation on investment securities	(881)	(970)	(28,010)	(49,286)	(5,509)	(570)
Net unrealized appreciation on investment securities	6,536	137,135	719,368	238,022	123,580	9,719
Cost of investment securities	753,167	3,222,708	10,726,760	3,888,929	1,649,092	168,846

Tax-exempt income distributions paid or accrued to shareholders of each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Six months ended January 31, 2016	Year ended July 31, 2015
Class A	$3,242	$7,392
Class F-1	36	92
Class F-2	358	600
Total	$3,636	$8,084

Limited Term Tax-Exempt Bond Fund of America

Share class	Six months ended January 31, 2016	Year ended July 31, 2015
Class A	$31,120	$62,578
Class B	5	22
Class C	223	532
Class F-1	920	1,992
Class F-2	2,627	5,317
Class R-6	2,686	4,341
Total	$37,581	$74,782

The Tax-Exempt Bond Fund of America

Share class	Six months ended January 31, 2016	Year ended July 31, 2015
Class A	$122,678	$231,655
Class B	78	256
Class C	4,361	8,319
Class F-1	24,991	44,346
Class F-2	18,195	28,978
Class R-6	5,067	7,635
Total	$175,370	$321,189

American Funds Tax-Exempt Funds	57

American High-Income Municipal Bond Fund

Share class	Six months ended January 31, 2016	Year ended July 31, 2015
Class A	$57,324	$104,118
Class B	48	163
Class C	3,113	5,732
Class F-1	4,384	7,566
Class F-2	8,439	11,686
Class R-6	4,368	6,392
Total	$77,676	$135,657

The Tax-Exempt Fund of California

Share class	Six months ended January 31, 2016	Year ended July 31, 2015
Class A	$23,670	$44,830
Class B	14	47
Class C	988	1,990
Class F-1	1,050	1,921
Class F-2	2,473	4,555
Total	$28,195	$53,343

American Funds Tax-Exempt Fund of New York

Share class	Six months ended January 31, 2016		Year ended July 31, 2015
Class A	$1,690		$3,198
Class B	—	*	1
Class C	100		176
Class F-1	22		41
Class F-2	305		533
Total	$2,117		$3,949

*Amount less than one thousand.

58	American Funds Tax-Exempt Funds

6. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

									Annualized
									rates for the
			Net asset level						six months
	Rates		(in billions)		Rates		Monthly gross income		ended
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	January 31, 2016
American Funds Short-Term Tax-Exempt Bond Fund	.390%	.290%	$.20	$1.2	None	None	None	None	.368%
Limited Term Tax-Exempt Bond Fund of America	.300	.150	.06	1.0	3.00%	2.50%	$3,333,333	$3,333,333	.238
The Tax-Exempt Bond Fund of America	.300	.120	.06	10.0	3.00	2.00	3,333,333	8,333,333	.233
American High-Income Municipal Bond Fund	.300	.150	.06	3.0	3.00	2.50	3,333,333	3,333,333	.308
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.311
American Funds Tax-Exempt Fund of New York	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.343

CRMC has agreed to reimburse a portion of the fees and expenses of American Funds Tax-Exempt Fund of New York during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the six months ended January 31, 2016, total fees and expenses reimbursed by CRMC were $26,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

American Funds Tax-Exempt Funds	59

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2 and Class R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term		Limited Term Tax-Exempt		The Tax-Exempt Bond Fund
	Tax-Exempt Bond Fund		Bond Fund of America		of America
	Currently		Currently		Currently
Share class	approved limits	Plan limits	approved limits	Plan limits	approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class B	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income		The Tax-Exempt Fund		American Funds Tax-Exempt
	Municipal Bond Fund		of California		Fund of New York
	Currently		Currently		Currently
Share class	approved limits	Plan limits	approved limits	Plan limits	approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class B	1.00	1.00	1.00	1.00	1.00	1.00
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of January 31, 2016, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,044
Limited-Term Tax-Exempt Bond Fund of America	—
The Tax-Exempt Bond Fund of America	5,357
American High-Income Municipal Bond Fund	—
The Tax-Exempt Fund of California	855
American Funds Tax-Exempt Fund of New York	23

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ Class A, C, F and R shares, if applicable. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to each fund’s shareholders. Under the agreements, Class A shares of each fund pay an annual fee of 0.01% and Class C, F and R shares of each fund, if applicable, pay an annual fee of 0.05% of their respective average daily net assets.

60	American Funds Tax-Exempt Funds

For the six months ended January 31, 2016, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Distribution	Transfer agent	Administrative
Share class	services	services	services
Class A	$496	$104	$33
Class F-1	12	5	2
Class F-2	Not applicable	38	18
Total class-specific expenses	$508	$147	$53

Limited Term Tax-Exempt Bond Fund of America

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$3,666	$417		$136
Class B	3	—	*	Not applicable
Class C	147	5		7
Class F-1	105	48		21
Class F-2	Not applicable	118		54
Class R-6	Not applicable	—	*	53
Total class-specific expenses	$3,921	$588		$271

The Tax-Exempt Bond Fund of America

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$9,521	$1,227		$381
Class B	31	1		Not applicable
Class C	1,793	59		90
Class F-1	2,023	954		404
Class F-2	Not applicable	578		271
Class R-6	Not applicable	—	*	73
Total class-specific expenses	$13,368	$2,819		$1,219

American High-Income Municipal Bond Fund

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$3,795	$697		$142
Class B	14	1		Not applicable
Class C	951	48		48
Class F-1	276	126		55
Class F-2	Not applicable	208		100
Class R-6	Not applicable	—	*	50
Total class-specific expenses	$5,036	$1,080		$395

The Tax-Exempt Fund of California

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$1,787	$157		$72
Class B	5	—	*	Not applicable
Class C	392	9		20
Class F-1	82	35		16
Class F-2	Not applicable	78		36
Total class-specific expenses	$2,266	$279		$144

American Funds Tax-Exempt Fund of New York

	Distribution		Transfer agent		Administrative
Share class	services		services		services
Class A	$164		$22		$7
Class B	—	*	—	*	Not applicable
Class C	56		2		3
Class F-1	—	*	1		—	*
Class F-2	Not applicable		11		6
Total class-specific expenses	$220		$36		$16

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statement of operations reflects the current fees (either paid in cash or deferred) and a net decrease in the value of the following deferred amounts (dollars in thousands):

		Decrease in value of	Total trustees’
Fund	Current fees	deferred amounts	compensation
American Funds Short-Term Tax-Exempt Bond Fund	$ 5	$(1)	$ 4
Limited Term Tax-Exempt Bond Fund of America	18	(2)	16
The Tax-Exempt Bond Fund of America	57	(4)	53
American High-Income Municipal Bond Fund	19	(2)	17
The Tax-Exempt Fund of California	9	(2)	7
American Funds Tax-Exempt Fund of New York	1	— *	1

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

American Funds Tax-Exempt Funds	61

7. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2016
Class A	$163,585	16,094	$3,030	298	$(145,409)	(14,308)	$21,206	2,084
Class F-1	3,903	384	36	4	(2,517)	(248)	1,422	140
Class F-2	38,230	3,761	280	28	(30,239)	(2,977)	8,271	812
Total net increase (decrease)	$205,718	20,239	$3,346	330	$(178,165)	(17,533)	$30,899	3,036

Year ended July 31, 2015
Class A	$226,415	22,149	$6,692	655	$(311,118)	(30,452)	$(78,011)	(7,648)
Class F-1	3,788	370	92	9	(8,533)	(834)	(4,653)	(455)
Class F-2	71,689	7,024	489	48	(54,551)	(5,348)	17,627	1,724
Total net increase (decrease)	$301,892	29,543	$7,273	712	$(374,202)	(36,634)	$(65,037)	(6,379)

Limited Term Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of dividends			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2016
Class A	$355,707	22,338	$29,026	1,822		$(262,207)	(16,466)	$122,526	7,694
Class B	105	7	5	—	†	(314)	(20)	(204)	(13)
Class C	5,510	346	215	13		(5,968)	(375)	(243)	(16)
Class F-1	9,430	592	884	56		(9,251)	(581)	1,063	67
Class F-2	41,395	2,600	2,183	137		(32,731)	(2,055)	10,847	682
Class R-6	46,863	2,943	2,687	168		(8,809)	(553)	40,741	2,558
Total net increase (decrease)	$459,010	28,826	$35,000	2,196		$(319,280)	(20,050)	$174,730	10,972

Year ended July 31, 2015
Class A	$511,796	31,861	$58,014	3,614		$(484,127)	(30,151)	$85,683	5,324
Class B	67	4	21	1		(1,299)	(81)	(1,211)	(76)
Class C	5,323	331	513	32		(13,432)	(836)	(7,596)	(473)
Class F-1	14,553	906	1,901	118		(36,973)	(2,298)	(20,519)	(1,274)
Class F-2	98,669	6,135	4,491	280		(75,895)	(4,727)	27,265	1,688
Class R-6	67,930	4,228	4,341	271		(12,547)	(782)	59,724	3,717
Total net increase (decrease)	$698,338	43,465	$69,281	4,316		$(624,273)	(38,875)	$143,346	8,906

62	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2016
Class A	$754,794	57,866	$112,379	8,614	$(430,813)	(33,066)	$436,360	33,414
Class B	69	5	76	6	(2,207)	(169)	(2,062)	(158)
Class C	55,942	4,288	4,130	317	(36,527)	(2,805)	23,545	1,800
Class F-1	326,775	25,173	24,734	1,895	(169,077)	(12,975)	182,432	14,093
Class F-2	309,915	23,765	16,541	1,268	(112,760)	(8,653)	213,696	16,380
Class R-6	43,920	3,373	5,066	388	(6,618)	(509)	42,368	3,252
Total net increase (decrease)	$1,491,415	114,470	$162,926	12,488	$(758,002)	(58,177)	$896,339	68,781

Year ended July 31, 2015
Class A	$1,166,527	89,279	$210,997	16,150	$(783,919)	(60,074)	$593,605	45,355
Class B	366	28	248	19	(6,082)	(466)	(5,468)	(419)
Class C	83,656	6,403	7,868	602	(68,383)	(5,240)	23,141	1,765
Class F-1	324,142	24,816	43,866	3,358	(287,808)	(22,060)	80,200	6,114
Class F-2	446,591	34,216	26,012	1,991	(145,323)	(11,130)	327,280	25,077
Class R-6	103,919	7,954	7,634	584	(6,115)	(468)	105,438	8,070
Total net increase (decrease)	$2,125,201	162,696	$296,625	22,704	$(1,297,630)	(99,438)	$1,124,196	85,962

American High-Income Municipal Bond Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2016
Class A	$401,857	25,867	$52,818	3,399	$(183,635)	(11,844)	$271,040	17,422
Class B	215	14	45	3	(1,327)	(86)	(1,067)	(69)
Class C	36,458	2,346	2,894	187	(19,576)	(1,264)	19,776	1,269
Class F-1	43,686	2,816	4,272	275	(24,020)	(1,549)	23,938	1,542
Class F-2	192,530	12,412	7,391	475	(64,291)	(4,128)	135,630	8,759
Class R-6	23,618	1,524	4,368	281	(2,677)	(174)	25,309	1,631
Total net increase (decrease)	$698,364	44,979	$71,788	4,620	$(295,526)	(19,045)	$474,626	30,554

Year ended July 31, 2015
Class A	$582,004	37,495	$96,061	6,188	$(360,143)	(23,213)	$317,922	20,470
Class B	334	22	154	10	(3,271)	(211)	(2,783)	(179)
Class C	55,686	3,585	5,320	343	(41,042)	(2,648)	19,964	1,280
Class F-1	78,498	5,049	7,372	475	(57,976)	(3,746)	27,894	1,778
Class F-2	145,866	9,397	9,910	639	(59,263)	(3,823)	96,513	6,213
Class R-6	73,819	4,754	6,392	412	(461)	(30)	79,750	5,136
Total net increase (decrease)	$936,207	60,302	$125,209	8,067	$(522,156)	(33,671)	$539,260	34,698

See page 64 for footnotes.

American Funds Tax-Exempt Funds	63

The Tax-Exempt Fund of California

	Sales*			Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2016
Class A	$151,958	8,561		$20,632	1,162	$(87,348)	(4,930)	$85,242	4,793
Class B	1	—	†	14	1	(589)	(33)	(574)	(32)
Class C	10,714	604		930	52	(9,652)	(545)	1,992	111
Class F-1	9,342	527		973	55	(5,433)	(307)	4,882	275
Class F-2	25,946	1,463		2,093	118	(7,926)	(447)	20,113	1,134
Total net increase (decrease)	$197,961	11,155		$24,642	1,388	$(110,948)	(6,262)	$111,655	6,281

Year ended July 31, 2015
Class A	$212,686	11,982		$38,804	2,186	$(136,473)	(7,697)	$115,017	6,471
Class B	62	3		45	3	(1,048)	(59)	(941)	(53)
Class C	15,438	870		1,845	104	(15,711)	(888)	1,572	86
Class F-1	16,450	928		1,796	101	(20,701)	(1,172)	(2,455)	(143)
Class F-2	46,534	2,624		3,856	217	(26,654)	(1,501)	23,736	1,340
Total net increase (decrease)	$291,170	16,407		$46,346	2,611	$(200,587)	(11,317)	$136,929	7,701

American Funds Tax-Exempt Fund of New York

	Sales*		Reinvestments of dividends				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2016
Class A	$21,050	1,960	$1,114		104		$(6,676)	(623)	$15,488	1,441
Class B	—	—	—	†	—	†	(11)	(1)	(11)	(1)
Class C	3,700	345	94		9		(1,089)	(101)	2,705	253
Class F-1	191	18	12		1		(182)	(17)	21	2
Class F-2	3,624	339	246		22		(1,454)	(135)	2,416	226
Total net increase (decrease)	$28,565	2,662	$1,466		136		$(9,412)	(877)	$20,619	1,921

Year ended July 31, 2015
Class A	$28,352	2,636	$1,969		183		$(8,840)	(824)	$21,481	1,995
Class B	15	1	1		—	†	(23)	(2)	(7)	(1)
Class C	3,231	300	165		15		(1,537)	(143)	1,859	172
Class F-1	699	65	22		2		(174)	(16)	547	51
Class F-2	7,365	684	404		38		(3,413)	(317)	4,356	405
Total net increase (decrease)	$39,662	3,686	$2,561		238		$(13,987)	(1,302)	$28,236	2,622

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

64	American Funds Tax-Exempt Funds

8. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the six months ended January 31, 2016, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$106,694	$116,668
Limited Term Tax-Exempt Bond Fund of America	349,759	280,695
The Tax-Exempt Bond Fund of America	1,317,328	915,036
American High-Income Municipal Bond Fund	732,134	415,199
The Tax-Exempt Fund of California	179,697	151,820
American Funds Tax-Exempt Fund of New York	45,098	26,800

9. Ownership concentration

At January 31, 2016, CRMC held aggregate ownership of 22% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010.

American Funds Tax-Exempt Funds	65

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2016[3,4]	$10.17	$.05	$.02	$.07	$(.05)	$—		$(.05)	$10.19	.69%[5]		$676	.59%[6]		.99%[6]
7/31/2015	10.25	.11	(.08)	.03	(.11)	—		(.11)	10.17	.26		653	.58		1.04
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.43		737	.58		1.04
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[7]	(.13)	10.21	.16		701	.59		1.21
7/31/2012	10.23	.13	.09	.22	(.13)	—		(.13)	10.32	2.17		606	.59		1.27
7/31/2011	10.20	.12	.03	.15	(.12)	—		(.12)	10.23	1.53		520	.60		1.24
Class F-1:
1/31/2016[3,4]	10.17	.04	.02	.06	(.04)	—		(.04)	10.19	.58	[5]	11	.81	[6]	.77	[6]
7/31/2015	10.25	.08	(.08)	—	(.08)	—		(.08)	10.17	.05		9	.80		.83
7/31/2014	10.21	.08	.04	.12	(.08)	—		(.08)	10.25	1.19		14	.82		.80
7/31/2013	10.32	.10	(.11)	(.01)	(.10)	—	[7]	(.10)	10.21	(.08)		30	.84		.96
7/31/2012	10.23	.11	.09	.20	(.11)	—		(.11)	10.32	1.98		18	.78		1.09
7/31/2011	10.20	.11	.03	.14	(.11)	—		(.11)	10.23	1.34		14	.79		1.04
Class F-2:
1/31/2016[3,4]	10.17	.05	.02	.07	(.05)	—		(.05)	10.19	.71	[5]	72	.55	[6]	1.03	[6]
7/31/2015	10.25	.11	(.08)	.03	(.11)	—		(.11)	10.17	.29		64	.55		1.08
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.47		46	.54		1.07
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[7]	(.13)	10.21	.19		37	.56		1.23
7/31/2012	10.23	.14	.09	.23	(.14)	—		(.14)	10.32	2.24		15	.52		1.33
7/31/2011	10.20	.13	.03	.16	(.13)	—		(.13)	10.23	1.58		17	.55		1.28

	Six months ended January 31,	Year ended July 31
	2016[3,4,5]	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	16%	38%	20%	22%	14%	12%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.

See Notes to Financial Statements

66	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2016[3,4]	$15.92	$.18	$.09	$.27	$(.18)	$—		$(.18)	$16.01	1.73%[5]		$2,810	.56%[6]		2.27%[6]
7/31/2015	16.10	.38	(.18)	.20	(.38)	—		(.38)	15.92	1.23		2,670	.57		2.36
7/31/2014	15.94	.40	.16	.56	(.40)	—		(.40)	16.10	3.56		2,615	.60		2.51
7/31/2013	16.36	.40	(.42)	(.02)	(.40)	—	[7]	(.40)	15.94	(.13)		2,625	.60		2.45
7/31/2012	15.85	.44	.51	.95	(.44)	—		(.44)	16.36	6.06		2,549	.60		2.72
7/31/2011	15.78	.46	.07	.53	(.46)	—		(.46)	15.85	3.41		2,232	.60		2.93
Class B:
1/31/2016[3,4]	15.92	.13	.09	.22	(.13)	—		(.13)	16.01	1.36	[5]	1	1.29	[6]	1.56	[6]
7/31/2015	16.10	.26	(.18)	.08	(.26)	—		(.26)	15.92	.52		1	1.28		1.66
7/31/2014	15.94	.29	.16	.45	(.29)	—		(.29)	16.10	2.85		2	1.29		1.83
7/31/2013	16.36	.29	(.42)	(.13)	(.29)	—	[7]	(.29)	15.94	(.82)		3	1.29		1.78
7/31/2012	15.85	.33	.51	.84	(.33)	—		(.33)	16.36	5.33		6	1.30		2.04
7/31/2011	15.78	.35	.07	.42	(.35)	—		(.35)	15.85	2.69		10	1.31		2.24
Class C:
1/31/2016[3,4]	15.92	.12	.09	.21	(.12)	—		(.12)	16.01	1.33	[5]	30	1.33	[6]	1.51	[6]
7/31/2015	16.10	.26	(.18)	.08	(.26)	—		(.26)	15.92	.47		30	1.33		1.60
7/31/2014	15.94	.28	.16	.44	(.28)	—		(.28)	16.10	2.80		38	1.34		1.78
7/31/2013	16.36	.28	(.42)	(.14)	(.28)	—	[7]	(.28)	15.94	(.87)		49	1.34		1.72
7/31/2012	15.85	.32	.51	.83	(.32)	—		(.32)	16.36	5.27		75	1.34		1.99
7/31/2011	15.78	.34	.07	.41	(.34)	—		(.34)	15.85	2.64		69	1.36		2.19
Class F-1:
1/31/2016[3,4]	15.92	.17	.09	.26	(.17)	—		(.17)	16.01	1.67	[5]	85	.67	[6]	2.17	[6]
7/31/2015	16.10	.36	(.18)	.18	(.36)	—		(.36)	15.92	1.13		84	.67		2.27
7/31/2014	15.94	.39	.16	.55	(.39)	—		(.39)	16.10	3.49		105	.67		2.45
7/31/2013	16.36	.39	(.42)	(.03)	(.39)	—	[7]	(.39)	15.94	(.22)		122	.69		2.37
7/31/2012	15.85	.43	.51	.94	(.43)	—		(.43)	16.36	6.00		132	.65		2.67
7/31/2011	15.78	.45	.07	.52	(.45)	—		(.45)	15.85	3.37		104	.65		2.89
Class F-2:
1/31/2016[3,4]	15.92	.20	.09	.29	(.20)	—		(.20)	16.01	1.80	[5]	220	.41	[6]	2.43	[6]
7/31/2015	16.10	.40	(.18)	.22	(.40)	—		(.40)	15.92	1.39		208	.41		2.52
7/31/2014	15.94	.43	.16	.59	(.43)	—		(.43)	16.10	3.75		183	.42		2.69
7/31/2013	16.36	.43	(.42)	.01	(.43)	—	[7]	(.43)	15.94	.05		148	.42		2.64
7/31/2012	15.85	.47	.51	.98	(.47)	—		(.47)	16.36	6.28		162	.38		2.94
7/31/2011	15.78	.49	.07	.56	(.49)	—		(.49)	15.85	3.65		132	.38		3.15
Class R-6:
1/31/2016[3,4]	15.92	.20	.09	.29	(.20)	—		(.20)	16.01	1.86	[5]	233	.30	[6]	2.53	[6]
7/31/2015	16.10	.42	(.18)	.24	(.42)	—		(.42)	15.92	1.50		190	.31		2.62
7/31/2014	15.94	.45	.16	.61	(.45)	—		(.45)	16.10	3.86		133	.31		2.80
7/31/2013	16.36	.45	(.42)	.03	(.45)	—	[7]	(.45)	15.94	.16		132	.31		2.72
7/31/2012[4,8]	16.32	.10	.05	.15	(.11)	—		(.11)	16.36	.90	[5]	43	.07	[5]	.64	[5]

	Six months ended January 31,	Year ended July 31
	2016[3,4,5]	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	9%	19%	9%	13%	9%	14%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	67

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2016[3,4]	$12.96	$.21	$.22	$.43	$(.21)	$13.18	3.35%[5]	$7,948	.54%[6]		3.22%[6]
7/31/2015	12.92	.42	.04	.46	(.42)	12.96	3.62	7,385	.54		3.28
7/31/2014	12.44	.45	.48	.93	(.45)	12.92	7.60	6,772	.56		3.57
7/31/2013[4,7]	13.08	.40	(.64)	(.24)	(.40)	12.44	(1.93)[5]	6,984	.55	[6]	3.35	[6]
8/31/2012	12.26	.47	.82	1.29	(.47)	13.08	10.71	7,445	.55		3.73
8/31/2011	12.53	.48	(.27)	.21	(.48)	12.26	1.85	6,557	.55		4.01
Class B:
1/31/2016[3,4]	12.96	.16	.22	.38	(.16)	13.18	2.97 [5]	5	1.28	[6]	2.49	[6]
7/31/2015	12.92	.33	.04	.37	(.33)	12.96	2.85	7	1.28		2.55
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.81	13	1.30		2.84
7/31/2013[4,7]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.59)[5]	20	1.30	[6]	2.61	[6]
8/31/2012	12.26	.38	.82	1.20	(.38)	13.08	9.90	30	1.29		3.01
8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.08	40	1.30		3.26
Class C:
1/31/2016[3,4]	12.96	.16	.22	.38	(.16)	13.18	2.95 [5]	379	1.33	[6]	2.43	[6]
7/31/2015	12.92	.32	.04	.36	(.32)	12.96	2.80	349	1.33		2.50
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.75	325	1.35		2.79
7/31/2013[4,7]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.64)[5]	375	1.34	[6]	2.56	[6]
8/31/2012	12.26	.37	.82	1.19	(.37)	13.08	9.85	420	1.34		2.94
8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.03	370	1.35		3.21
Class F-1:
1/31/2016[3,4]	12.96	.20	.22	.42	(.20)	13.18	3.29 [5]	1,684	.66	[6]	3.09	[6]
7/31/2015	12.92	.41	.04	.45	(.41)	12.96	3.49	1,474	.67		3.16
7/31/2014	12.44	.43	.48	.91	(.43)	12.92	7.46	1,389	.68		3.46
7/31/2013[4,7]	13.08	.39	(.64)	(.25)	(.39)	12.44	(2.05)[5]	1,659	.68	[6]	3.21	[6]
8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59	1,526	.66		3.62
8/31/2011	12.53	.47	(.27)	.20	(.47)	12.26	1.73	1,356	.66		3.90
Class F-2:
1/31/2016[3,4]	12.96	.22	.22	.44	(.22)	13.18	3.42 [5]	1,222	.40	[6]	3.36	[6]
7/31/2015	12.92	.44	.04	.48	(.44)	12.96	3.76	990	.41		3.42
7/31/2014	12.44	.46	.48	.94	(.46)	12.92	7.74	662	.42		3.70
7/31/2013[4,7]	13.08	.42	(.64)	(.22)	(.42)	12.44	(1.81)[5]	327	.42	[6]	3.49	[6]
8/31/2012	12.26	.49	.82	1.31	(.49)	13.08	10.88	239	.40		3.87
8/31/2011	12.53	.50	(.27)	.23	(.50)	12.26	1.99	196	.41		4.15
Class R-6:
1/31/2016[3,4]	12.96	.23	.22	.45	(.23)	13.18	3.48 [5]	317	.30	[6]	3.47	[6]
7/31/2015	12.92	.46	.04	.50	(.46)	12.96	3.86	270	.30		3.52
7/31/2014	12.44	.48	.48	.96	(.48)	12.92	7.86	165	.31		3.81
7/31/2013[4,7]	13.08	.43	(.64)	(.21)	(.43)	12.44	(1.71)[5]	115	.31	[6]	3.58	[6]
8/31/2012[4,8]	12.94	.14	.15	.29	(.15)	13.08	2.25 [5]	42	.09	[5]	1.15	[5]

	Six months ended January 31,	Year ended July 31		For the period 9/1/2012 to	Year ended August 31
	2016[3,4,5]	2015	2014	7/31/2013[4,5,7]	2012	2011
Portfolio turnover rate for all share classes	9%	14%	10%	16%	14%	12%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	In 2013, the fund changed its fiscal year-end from August to July.
[8]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

68	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2016[3,4]	$15.40	$.33	$.32	$.65	$(.32)	$15.73	4.23%[5]		$3,033	.67%[6]		4.13%[6]
7/31/2015	15.22	.64	.17	.81	(.63)	15.40	5.34		2,700	.68		4.13
7/31/2014	14.48	.68	.73	1.41	(.67)	15.22	9.99		2,357	.68		4.59
7/31/2013	15.13	.63	(.65)	(.02)	(.63)	14.48	(.25)		2,246	.69		4.14
7/31/2012	13.78	.66	1.35	2.01	(.66)	15.13	14.98		2,286	.68		4.64
7/31/2011	13.97	.67	(.19)	.48	(.67)	13.78	3.57		1,849	.64		4.86
Class B:
1/31/2016[3,4]	15.40	.27	.32	.59	(.26)	15.73	3.86	[5]	2	1.39	[6]	3.43	[6]
7/31/2015	15.22	.53	.17	.70	(.52)	15.40	4.60		4	1.39		3.43
7/31/2014	14.48	.57	.73	1.30	(.56)	15.22	9.17		6	1.44		3.87
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(.97)		10	1.42		3.42
7/31/2012	13.78	.56	1.35	1.91	(.56)	15.13	14.14		16	1.42		3.96
7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.78		21	1.41		4.07
Class C:
1/31/2016[3,4]	15.40	.27	.32	.59	(.26)	15.73	3.84	[5]	206	1.44	[6]	3.36	[6]
7/31/2015	15.22	.52	.17	.69	(.51)	15.40	4.55		182	1.44		3.37
7/31/2014	14.48	.56	.73	1.29	(.55)	15.22	9.12		161	1.48		3.80
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(1.02)		161	1.46		3.37
7/31/2012	13.78	.55	1.35	1.90	(.55)	15.13	14.09		170	1.46		3.86
7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.73		137	1.46		4.03
Class F-1:
1/31/2016[3,4]	15.40	.32	.32	.64	(.31)	15.73	4.19	[5]	236	.75	[6]	4.05	[6]
7/31/2015	15.22	.62	.17	.79	(.61)	15.40	5.27		207	.75		4.06
7/31/2014	14.48	.66	.73	1.39	(.65)	15.22	9.87		178	.79		4.49
7/31/2013	15.13	.62	(.65)	(.03)	(.62)	14.48	(.35)		172	.79		4.04
7/31/2012	13.78	.65	1.35	2.00	(.65)	15.13	14.89		191	.76		4.56
7/31/2011	13.97	.65	(.19)	.46	(.65)	13.78	3.45		146	.76		4.73
Class F-2:
1/31/2016[3,4]	15.40	.34	.32	.66	(.33)	15.73	4.33	[5]	466	.50	[6]	4.30	[6]
7/31/2015	15.22	.66	.17	.83	(.65)	15.40	5.53		321	.49		4.32
7/31/2014	14.48	.70	.73	1.43	(.69)	15.22	10.15		223	.53		4.71
7/31/2013	15.13	.66	(.65)	.01	(.66)	14.48	(.09)		126	.52		4.31
7/31/2012	13.78	.69	1.35	2.04	(.69)	15.13	15.20		87	.49		4.81
7/31/2011	13.97	.69	(.19)	.50	(.69)	13.78	3.74		58	.48		5.03
Class R-6:
1/31/2016[3,4]	15.40	.35	.32	.67	(.34)	15.73	4.38	[5]	218	.39	[6]	4.41	[6]
7/31/2015	15.22	.68	.17	.85	(.67)	15.40	5.64		188	.39		4.42
7/31/2014	14.48	.72	.73	1.45	(.71)	15.22	10.27		108	.42		4.82
7/31/2013	15.13	.68	(.65)	.03	(.68)	14.48	.02		58	.40		4.44
7/31/2012[4,7]	14.86	.14	.28	.42	(.15)	15.13	2.85	[5]	13	.08	[5]	1.00	[5]

	Six months ended January 31,	Year ended July 31
	2016[3,4,5]	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	11%	23%	24%	25%	20%	18%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	69

Financial highlights (continued)

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2016[3,4]	$17.62	$.30	$.32	$.62	$(.30)	$17.94	3.52%[5]	$1,498	.61%[6]		3.33%[6]
7/31/2015	17.52	.60	.09	.69	(.59)	17.62	3.98	1,386	.62		3.38
7/31/2014	16.72	.63	.80	1.43	(.63)	17.52	8.72	1,265	.63		3.72
7/31/2013[4,7]	17.54	.59	(.82)	(.23)	(.59)	16.72	(1.45)[5]	1,250	.63	[6]	3.64	[6]
8/31/2012	16.32	.66	1.22	1.88	(.66)	17.54	11.70	1,334	.63		3.89
8/31/2011	16.63	.65	(.31)	.34	(.65)	16.32	2.24	1,218	.64		4.08
Class B:
1/31/2016[3,4]	17.62	.23	.32	.55	(.23)	17.94	3.14 [5]	1	1.35	[6]	2.61	[6]
7/31/2015	17.52	.47	.09	.56	(.46)	17.62	3.22	1	1.35		2.65
7/31/2014	16.72	.51	.79	1.30	(.50)	17.52	7.93	2	1.38		3.00
7/31/2013[4,7]	17.54	.47	(.82)	(.35)	(.47)	16.72	(2.12)[5]	3	1.37	[6]	2.90	[6]
8/31/2012	16.32	.53	1.22	1.75	(.53)	17.54	10.89	5	1.37		3.17
8/31/2011	16.63	.53	(.31)	.22	(.53)	16.32	1.48	7	1.39		3.33
Class C:
1/31/2016[3,4]	17.62	.22	.32	.54	(.22)	17.94	3.11 [5]	81	1.40	[6]	2.54	[6]
7/31/2015	17.52	.46	.09	.55	(.45)	17.62	3.16	78	1.40		2.59
7/31/2014	16.72	.50	.80	1.30	(.50)	17.52	7.87	76	1.42		2.94
7/31/2013[4,7]	17.54	.46	(.82)	(.36)	(.46)	16.72	(2.16)[5]	87	1.42	[6]	2.85	[6]
8/31/2012	16.32	.52	1.22	1.74	(.52)	17.54	10.83	101	1.42		3.10
8/31/2011	16.63	.52	(.31)	.21	(.52)	16.32	1.42	91	1.44		3.28
Class F-1:
1/31/2016[3,4]	17.62	.28	.32	.60	(.28)	17.94	3.46 [5]	68	.73	[6]	3.21	[6]
7/31/2015	17.52	.58	.09	.67	(.57)	17.62	3.85	63	.74		3.26
7/31/2014	16.72	.61	.80	1.41	(.61)	17.52	8.59	65	.76		3.60
7/31/2013[4,7]	17.54	.56	(.82)	(.26)	(.56)	16.72	(1.58)[5]	74	.77	[6]	3.50	[6]
8/31/2012	16.32	.64	1.22	1.86	(.64)	17.54	11.59	82	.73		3.79
8/31/2011	16.63	.64	(.31)	.33	(.64)	16.32	2.13	82	.74		3.98
Class F-2:
1/31/2016[3,4]	17.62	.31	.32	.63	(.31)	17.94	3.59 [5]	157	.48	[6]	3.45	[6]
7/31/2015	17.52	.62	.09	.71	(.61)	17.62	4.10	134	.49		3.51
7/31/2014	16.72	.65	.80	1.45	(.65)	17.52	8.85	110	.51		3.84
7/31/2013[4,7]	17.54	.60	(.82)	(.22)	(.60)	16.72	(1.35)[5]	91	.51	[6]	3.77	[6]
8/31/2012	16.32	.68	1.22	1.90	(.68)	17.54	11.87	74	.48		4.02
8/31/2011	16.63	.67	(.31)	.36	(.67)	16.32	2.38	41	.50		4.22

	Six months ended January 31,	Year ended July 31		For the period 9/1/2012 to	Year ended August 31
	2016[3,4,5]	2015	2014	7/31/2013[4,5,7]	2012	2011
Portfolio turnover rate for all share classes	9%	17%	8%	12%	15%	10%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	In 2013, the fund changed its fiscal year-end from August to July.

See Notes to Financial Statements

70	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements	[2]	Ratio of net income to average net assets[2]
Class A:
1/31/2016[4,5]	$10.66	$.14	$.22	$.36	$(.14)	$10.88	3.40%[6,7]		$142,164	.73%[6,8]		.70%[6,8]		2.63%[6,8]
7/31/2015	10.58	.32	.07	.39	(.31)	10.66	3.65	[6]	123,924	.72	[6]	.67	[6]	2.91	[6]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.83	[6]	101,874	.73	[6]	.63	[6]	3.07	[6]
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.16)[6]		99,811	.66	[6]	.59	[6]	2.88	[6]
7/31/2012	9.98	.32	.87	1.19	(.32)	10.85	12.11	[6]	106,145	.76	[6]	.63	[6]	3.06	[6]
7/31/2011[5,9]	10.00	.21	(.03)	.18	(.20)	9.98	1.83	[6,7]	62,229	.97	[6,8]	.67	[6,8]	2.82	[6,8]
Class B:
1/31/2016[4,5]	10.66	.12	.22	.34	(.12)	10.88	3.21	[6,7]	35	1.13	[6,8]	1.11	[6,8]	2.24	[6,8]
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.87	[6]	45	1.49	[6]	1.43	[6]	2.15	[6]
7/31/2014	10.21	.23	.37	.60	(.23)	10.58	5.98	[6]	51	1.51	[6]	1.44	[6]	2.29	[6]
7/31/2013	10.85	.22	(.64)	(.42)	(.22)	10.21	(4.00)[6]		174	1.53	[6]	1.46	[6]	1.99	[6]
7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.18	[6]	271	1.59	[6]	1.45	[6]	2.24	[6]
7/31/2011[5,9]	10.00	.15	(.03)	.12	(.14)	9.98	1.24	[6,7]	120	1.76	[6,8]	1.48	[6,8]	2.21	[6,8]
Class C:
1/31/2016[4,5]	10.66	.10	.22	.32	(.10)	10.88	2.99	[7]	12,651	1.52	[8]	1.49	[8]	1.84	[8]
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.79		9,706	1.56		1.50		2.07
7/31/2014	10.21	.22	.37	.59	(.22)	10.58	5.89		7,809	1.60		1.51		2.19
7/31/2013	10.85	.21	(.64)	(.43)	(.21)	10.21	(4.04)		7,763	1.58		1.50		1.96
7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.12		6,875	1.62		1.50		2.17
7/31/2011[5,9]	10.00	.15	(.03)	.12	(.14)	9.98	1.26	[7]	2,103	1.75	[8]	1.55	[8]	2.27	[8]
Class F-1:
1/31/2016[4,5]	10.66	.14	.22	.36	(.14)	10.88	3.44	[6,7]	1,679	.65	[6,8]	.62	[6,8]	2.72	[6,8]
7/31/2015	10.58	.31	.07	.38	(.30)	10.66	3.58	[6]	1,624	.80	[6]	.74	[6]	2.83	[6]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.77	[6]	1,072	.77	[6]	.68	[6]	3.03	[6]
7/31/2013	10.85	.29	(.64)	(.35)	(.29)	10.21	(3.36)[6]		1,372	.86	[6]	.79	[6]	2.67	[6]
7/31/2012	9.98	.31	.87	1.18	(.31)	10.85	11.95	[6]	2,392	.86	[6]	.74	[6]	2.94	[6]
7/31/2011[5,9]	10.00	.20	(.03)	.17	(.19)	9.98	1.76	[6,7]	872	1.03	[6,8]	.78	[6,8]	2.71	[6,8]
Class F-2:
1/31/2016[4,5]	10.66	.15	.22	.37	(.15)	10.88	3.47	[7]	23,281	.58	[8]	.55	[8]	2.78	[8]
7/31/2015	10.58	.33	.07	.40	(.32)	10.66	3.77		20,397	.61		.56		3.02
7/31/2014	10.21	.32	.37	.69	(.32)	10.58	6.89		15,959	.66		.57		3.13
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.14)		14,378	.64		.57		2.90
7/31/2012	9.98	.33	.87	1.20	(.33)	10.85	12.21		12,983	.63		.53		3.13
7/31/2011[5,9]	10.00	.22	(.03)	.19	(.21)	9.98	1.92	[7]	3,162	.70	[8]	.55	[8]	3.08	[8]

	Six months ended January 31,	Year ended July 31				For the period 11/1/2010 to
	2016[4,5,7]	2015	2014	2013	2012	7/31/2011[5,7,9]
Portfolio turnover rate for all share classes	19%	42%	25%	23%	15%	16%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain reimbursements from CRMC. During the periods shown, CRMC reduced fees for other fees and expenses.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Unaudited.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Not annualized.
[8]	Annualized.
[9]	For the period November 1, 2010, commencement of operations, through July 31, 2011.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	71

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2015, through January 31, 2016).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

72	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2015	1/31/2016	during period*	expense ratio
Class A – actual return	$1,000.00	$1,006.91	$2.98	.59%
Class A – assumed 5% return	1,000.00	1,022.17	3.00	.59
Class F-1 – actual return	1,000.00	1,005.78	4.08	.81
Class F-1 – assumed 5% return	1,000.00	1,021.06	4.12	.81
Class F-2 – actual return	1,000.00	1,007.09	2.77	.55
Class F-2 – assumed 5% return	1,000.00	1,022.37	2.80	.55

Limited Term Tax-Exempt Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2015	1/31/2016	during period*	expense ratio
Class A – actual return	$1,000.00	$1,017.26	$2.84	.56%
Class A – assumed 5% return	1,000.00	1,022.32	2.85	.56
Class B – actual return	1,000.00	1,013.61	6.53	1.29
Class B – assumed 5% return	1,000.00	1,018.65	6.55	1.29
Class C – actual return	1,000.00	1,013.34	6.73	1.33
Class C – assumed 5% return	1,000.00	1,018.45	6.75	1.33
Class F-1 – actual return	1,000.00	1,016.73	3.40	.67
Class F-1 – assumed 5% return	1,000.00	1,021.77	3.40	.67
Class F-2 – actual return	1,000.00	1,018.04	2.08	.41
Class F-2 – assumed 5% return	1,000.00	1,023.08	2.08	.41
Class R-6 – actual return	1,000.00	1,018.57	1.52	.30
Class R-6 – assumed 5% return	1,000.00	1,023.63	1.53	.30

The Tax-Exempt Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2015	1/31/2016	during period*	expense ratio
Class A – actual return	$1,000.00	$1,033.54	$2.76	.54%
Class A – assumed 5% return	1,000.00	1,022.42	2.75	.54
Class B – actual return	1,000.00	1,029.70	6.53	1.28
Class B – assumed 5% return	1,000.00	1,018.70	6.50	1.28
Class C – actual return	1,000.00	1,029.46	6.78	1.33
Class C – assumed 5% return	1,000.00	1,018.45	6.75	1.33
Class F-1 – actual return	1,000.00	1,032.89	3.37	.66
Class F-1 – assumed 5% return	1,000.00	1,021.82	3.35	.66
Class F-2 – actual return	1,000.00	1,034.25	2.05	.40
Class F-2 – assumed 5% return	1,000.00	1,023.13	2.03	.40
Class R-6 – actual return	1,000.00	1,034.77	1.53	.30
Class R-6 – assumed 5% return	1,000.00	1,023.63	1.53	.30

American Funds Tax-Exempt Funds	73

American High-Income Municipal Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2015	1/31/2016	during period*	expense ratio
Class A – actual return	$1,000.00	$1,042.35	$3.44	.67%
Class A – assumed 5% return	1,000.00	1,021.77	3.40	.67
Class B – actual return	1,000.00	1,038.59	7.12	1.39
Class B – assumed 5% return	1,000.00	1,018.15	7.05	1.39
Class C – actual return	1,000.00	1,038.35	7.38	1.44
Class C – assumed 5% return	1,000.00	1,017.90	7.30	1.44
Class F-1 – actual return	1,000.00	1,041.91	3.85	.75
Class F-1 – assumed 5% return	1,000.00	1,021.37	3.81	.75
Class F-2 – actual return	1,000.00	1,043.26	2.57	.50
Class F-2 – assumed 5% return	1,000.00	1,022.62	2.54	.50
Class R-6 – actual return	1,000.00	1,043.80	2.00	.39
Class R-6 – assumed 5% return	1,000.00	1,023.18	1.98	.39

The Tax-Exempt Fund of California

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2015	1/31/2016	during period*	expense ratio
Class A – actual return	$1,000.00	$1,035.23	$3.12	.61%
Class A – assumed 5% return	1,000.00	1,022.07	3.10	.61
Class B – actual return	1,000.00	1,031.41	6.89	1.35
Class B – assumed 5% return	1,000.00	1,018.35	6.85	1.35
Class C – actual return	1,000.00	1,031.14	7.15	1.40
Class C – assumed 5% return	1,000.00	1,018.10	7.10	1.40
Class F-1 – actual return	1,000.00	1,034.58	3.73	.73
Class F-1 – assumed 5% return	1,000.00	1,021.47	3.71	.73
Class F-2 – actual return	1,000.00	1,035.87	2.46	.48
Class F-2 – assumed 5% return	1,000.00	1,022.72	2.44	.48

American Funds Tax-Exempt Fund of New York

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2015	1/31/2016	during period*	expense ratio
Class A – actual return	$1,000.00	$1,033.98	$3.58	.70%
Class A – assumed 5% return	1,000.00	1,021.62	3.56	.70
Class B – actual return	1,000.00	1,032.09	5.67	1.11
Class B – assumed 5% return	1,000.00	1,019.56	5.63	1.11
Class C – actual return	1,000.00	1,029.89	7.60	1.49
Class C – assumed 5% return	1,000.00	1,017.65	7.56	1.49
Class F-1 – actual return	1,000.00	1,034.37	3.17	.62
Class F-1 – assumed 5% return	1,000.00	1,022.02	3.15	.62
Class F-2 – actual return	1,000.00	1,034.74	2.81	.55
Class F-2 – assumed 5% return	1,000.00	1,022.37	2.80	.55

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

74	American Funds Tax-Exempt Funds

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American Funds Tax-Exempt Funds	75

Offices of the funds and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Custodians of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

76	American Funds Tax-Exempt Funds

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete January 31, 2016, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after March 31, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Tax-Exempt Fund of New York®
Investment portfolio
January 31, 2016
unaudited
Bonds, notes & other debt instruments 89.91% New York 84.49% State issuers 45.73%	Principal amount (000)	Value (000)
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[1]	$450	$491
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), 5.00% 2035	840	1,000
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), 5.00% 2030	300	368
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2039	1,625	1,836
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2044	500	560
Dormitory Auth. of the State of New York, School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,225
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2010, 5.00% 2020	500	583
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	578
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	1,000	1,198
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2031	500	588
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,162
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2040	250	287
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2010-A, 5.00% 2035	1,000	1,140
Dormitory Auth., Miriam Osborn Memorial Home Association Rev. Ref. Bonds, Series 2012, 5.00% 2042	970	1,027
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,155
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021	500	584
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040	500	572
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	1,500	1,677
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2022	200	241
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2034	1,000	1,173
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040	1,000	1,152
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,000	1,091
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2032[1]	600	644
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Ref. Bonds, Series 2011-A, 5.00% 2024	500	592
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,671
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	905
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2013-A, 3.00% 2016	4,250	4,266
Dormitory Auth., The New School Rev. Bonds, Series 2015-A, 5.00% 2032	1,000	1,182
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2014-A, 5.50% 2039	500	552
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), AMT, 0.55% 2030 (put 2016)[2]	3,000	3,000
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2013-A, 2.75% 2017	1,000	1,023
American Funds Tax-Exempt Fund of New York — Page 1 of 7

unaudited
Bonds, notes & other debt instruments New York (continued) State issuers (continued)	Principal amount (000)	Value (000)
Housing Dev. Corp., Multi-Family Housing Rev. Bonds (Sustainable Neighborhood), Series 2015-H, 2.95% 2045 (put 2026)	$750	$773
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	1,000	1,144
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	1,000	1,165
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[1]	750	797
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[1]	350	375
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[1]	375	456
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,740
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,697
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,237
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,087
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.01% 2020[2]	2,000	2,008
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2A, 0.40% 2026 (put 2017)[2]	490	488
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	349
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-A2, 0.28% 2041 (put 2016)[2]	905	903
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2031	1,000	1,195
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-F, 5.00% 2016	1,000	1,037
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	500	568
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	289
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.59% 2039 (put 2020)[2]	500	494
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	2,076
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 1.136% 2026 (put 2016)[2]	715	716
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	440	454
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, 3.50% 2034	705	741
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	750	795
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, 3.50% 2030	1,100	1,174
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	135	142
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	335	342
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	625	640
Port Auth., Consolidated Bonds, Series 147, AMT, FGIC-National insured, 5.00% 2021	500	525
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,149
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,167
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	567
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	1,250	1,413
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,141
Power Auth. of the State of New York, Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,760
Southold Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,630
State Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (New York State Electric & Gas Corp. Project), Series 2005-B, 2.375% 2026 (put 2020)	300	306
Thruway Auth., General Rev. Bonds, Series 2014-J, 5.00% 2027	1,000	1,222
Thruway Auth., General Rev. Bonds, Series 2014-K, 5.00% 2028	500	618
American Funds Tax-Exempt Fund of New York — Page 2 of 7

unaudited
Bonds, notes & other debt instruments New York (continued) State issuers (continued)	Principal amount (000)	Value (000)
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	$250	$282
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2020	1,000	1,157
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	400	406
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2021	200	203
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	1,000	1,096
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, L.P. Project), 5.00% 2022	1,000	1,184
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, L.P. Project), 5.00% 2023	500	599
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2010-A-1, 5.00% 2019	1,000	1,152
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2015-B-4A, 0.586% 2028 (put 2016)[2]	1,040	1,039
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2000-ABCD-5, Assured Guaranty Municipal insured, 0.45% 2019[2]	500	498
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	1,500	1,848
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2034	500	592
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	1,000	1,153
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038	1,000	1,117
		82,229
City & county issuers 38.76%
City of Albany Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2011, 6.25% 2038	1,000	1,245
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2027	500	541
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,564
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	1,050	1,189
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	585
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	1,000	1,096
Build NYC Resource Corp., Rev. Bonds (YMCA of Greater New York Project), 5.00% 2040	500	566
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[1]	250	271
Build NYC Resources Corp Rev. Ref. Bonds (New York Law School), 5.00% 2041	750	840
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	1,000	1,062
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	579
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,137
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	500	599
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2021	500	596
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	790	960
Various Purpose G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,498
American Funds Tax-Exempt Fund of New York — Page 3 of 7

unaudited
Bonds, notes & other debt instruments New York (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	$850	$1,048
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,480
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	879
Town of Hempstead Local Dev. Corp., Rev. Ref. Bonds (Adelphi University Project), Series 2014, 5.00% 2027	400	480
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	868
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, 1.179% 2033 (put 2018)[2]	300	300
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038	500	554
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2044	1,240	1,409
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 0.949% 2033 (put 2018)[2]	1,000	993
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,423
County of Monroe Industrial Dev. Agcy., School Fac. Rev. Bonds (Rochester Schools Modernization Project), Series 2012-A, 5.00% 2021	1,000	1,191
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2033	430	496
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2034	380	437
Nassau County Local Econ. Assistance Corp., Rev. Ref. Bonds (Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	500	548
City of New Rochelle, Corp. for Local Dev. Rev Bonds, (Iona College Project), Series 2015-A, 5.00% 2045	750	829
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.56% 2025[2]	1,500	1,500
City of New York, G.O. Bonds, Fiscal 2008 Series L-1, 5.00% 2023	1,000	1,089
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2016	750	768
City of New York, G.O. Bonds, Series 2015-A, 5.00% 2026	1,000	1,259
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	500	613
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,189
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2022	15	17
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	250	272
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), AMT, 2.00% 2028	200	200
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	1,500	1,563
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2011 Series EE, 5.375% 2043	1,000	1,174
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2015-HH, 5.00% 2039	500	589
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2007 Series S-2, Assured Guaranty Municipal insured, 5.00% 2017	570	595
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.25% 2025	1,000	1,196
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	750	936
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	1,000	1,274
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010 Series D, 5.00% 2023	1,000	1,169
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2037	500	595
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	540	621
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	500	566
American Funds Tax-Exempt Fund of New York — Page 4 of 7

unaudited
Bonds, notes & other debt instruments New York (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	$1,670	$1,735
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	500	538
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-EE, 5.00% 2045	500	577
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School), Series 2009-B, 1.35% 2036 (put 2017)	1,500	1,513
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 2042[1]	375	379
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	685
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	568
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	700	792
Onondaga Civic Dev. Corp., Rev. Bonds (St. Joseph’s Hospital Health Center Project), Series 2014-A, 5.125% 2031	750	859
Onondaga County Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	2,009
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,211
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), 5.00% 2028	850	957
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), 5.00% 2028 (preref. 2021)	150	180
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,110
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project), Series 2006, 5.00% 2028	1,000	1,018
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2012-B, 5.00% 2032	750	834
Tompkins County, New York, Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca Inc.), Series 2014-A, 5.00% 2044	1,000	1,094
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.00% 2034	1,380	1,336
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.125% 2042	4,790	4,443
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	1,000	1,157
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 2042	450	512
City of Yonkers, G.O. Bonds, Series 2011-A, 5.00% 2019	1,000	1,135
City of Yonkers, G.O. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2024	490	600
		69,690
Guam 1.88%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	500	591
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,200	1,345
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	595
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	500	571
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2014-A, 5.00% 2029	250	286
		3,388
American Funds Tax-Exempt Fund of New York — Page 5 of 7

unaudited
Bonds, notes & other debt instruments Puerto Rico 2.65%	Principal amount (000)	Value (000)
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	$660	$660
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	500	513
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA1, 4.95% 2026	265	267
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	400	393
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	750	688
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	500	404
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	500	357
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	1,000	1,050
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2017	570	287
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	350	146
		4,765
Virgin Islands 0.89%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes - Diageo Project), Series 2009-A, 6.625% 2029	500	561
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	250	270
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2013-B, 5.00% 2024	500	586
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2014-A, 5.00% 2024	150	176
		1,593
Total bonds, notes & other debt instruments (cost: $152,081,000)		161,665
Short-term securities 9.40%
Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A, JPMorgan Chase LOC, 0.01% 2031[2]	3,655	3,655
City of Syracuse, New York, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-1, 0.01% 2037[2]	700	700
New York City Industrial Dev. Agcy., Civic Fac. Ref. and Improvement Rev. Bonds (2005 American Civil Liberties Union Foundation, Inc. Project), Series 2005, JPMorgan Chase LOC, 0.01% 2035[2]	800	800
City of New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.01% 2020[2]	1,000	1,000
City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.01% 2038[2]	5,000	5,000
City of New York, G.O. Bonds, Series 2006-H-1, 0.01% 2036[2]	100	100
New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.01% 2022[2]	1,200	1,200
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2003-B-3, U.S. Bank LOC, 0.01% 2033[2]	4,325	4,325
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2001-B, 0.01% 2032[2]	120	120
Total short-term securities (cost: $16,900,000)		16,900
Total investment securities 99.31% (cost: $168,981,000)		178,565
Other assets less liabilities 0.69%		1,245
Net assets 100.00%		$179,810

American Funds Tax-Exempt Fund of New York — Page 6 of 7

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,413,000, which represented 1.90% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-012-0313O-S32842	American Funds Tax-Exempt Fund of New York — Page 7 of 7

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: March 31, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 31, 2016